UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

                                 BlackRock Multi-Manager Alternative Strategies Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd     Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2015

Date of reporting period: 02/28/2015

Item 1 – Report to Stockholders

2

FEBRUARY 28, 2015

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Multi-Manager Alternative Strategies Fund	of BlackRock FundsSM

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

The Markets in Review

Dear Shareholder,

Market volatility, while remaining below the long-term average level, increased over the course of 2014 and into 2015, driven largely by higher valuations in risk assets (such as equities and high yield bonds), geopolitical risks, uneven global economic growth and uncertainty around policy moves from the world’s largest central banks. As the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October 2014), U.S. interest rates surprisingly trended lower during the period.

The first half of 2014 was generally a strong period for most asset classes; however, volatility ticked up in the summer as geopolitical tensions intensified in Ukraine and the Middle East and investors feared that better U.S. economic indicators may compel the Fed to increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened versus other currencies, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

Several themes dominated the markets in the fourth quarter that resulted in the strong performance of U.S. markets versus other areas of the world. Economic growth strengthened considerably in the United States while the broader global economy showed signs of slowing. The European Central Bank and the Bank of Japan took aggressive measures to stimulate growth while the Fed moved toward tighter policy, causing further strengthening in the U.S. dollar. Fixed income investors piled into U.S. Treasuries where yields remained persistently low, but were comparatively higher than yields on international sovereign debt, while equity investors favored the relative stability of U.S.-based companies amid rising global risks.

Oil prices, which had been gradually declining since mid-summer, plummeted in the fourth quarter due to a global supply-and-demand imbalance. Energy-related assets sold off sharply and emerging markets struggled as many of those economies rely heavily on oil exports. Conversely, the consumer sectors benefited from lower oil prices as savings at the gas pumps freed up discretionary income for other goods and services.

These trends shifted in early 2015. U.S. equities underperformed international markets given high valuations and the anticipation of a rate hike from the Fed. Oil prices showed signs of stabilizing as suppliers became more disciplined in their exploration and production efforts. Markets in Europe and Japan rebounded, driven largely by central bank policy accommodation and improving economic data.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.12%	15.51%
U.S. small cap equities (Russell 2000® Index)	5.70	5.63
International equities (MSCI Europe, Australasia, Far East Index)	(1.26)	(0.03)
Emerging market equities (MSCI Emerging Markets Index)	(8.30)	5.01
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	4.14	8.66
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.25	5.05
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.17	6.47
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.08)	2.81

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of February 28, 2015

Investment Objective

BlackRock Multi-Manager Alternative Strategies Fund’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended February 28, 2015, the Fund outperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

Underlying Fund Strategies

•

Relative value strategies seek to profit from mispricing of financial instruments relative to each other or historical norms. These strategies utilize quantitative and qualitative analysis to identify securities or spreads between securities that deviate from their theoretical fair value and/or historical norms.

•

Event driven strategies concentrate on companies that are subject to corporate events such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations that alter a company’s financial structure or operating strategy. The intended goal of event driven strategies is to profit when the price of a security changes to reflect more accurately the likelihood and potential impact of the occurrence, or non-occurrence, of the extraordinary event. This can be done by taking a long position in a security or other financial instrument that is believed to be underpriced or a short position in a security or other financial instrument that is believed to be overpriced.

•

Fundamental long/short strategies involve buying or selling securities believed to be overpriced or underpriced relative to their potential value. Investment strategies within the fundamental long/short discipline include long and short equity- or credit-based strategies that emphasize a fundamental valuation framework and equity active value strategies where an active role is taken to enhance corporate value.

•

Directional trading strategies seek to profit from changes in macro-level exposures, such as interest rates, currencies, equities and commodities. This strategy may involve analyzing fundamental macroeconomic inputs, as well as technical information such as price, to identify investment opportunities across a broad array of asset classes and geographies. These strategies may also include model driven trading strategies that use technical or fundamental inputs in order to make a trading decision across a portfolio of major global asset classes including fixed income, foreign exchange, equities and commodities. Trading decisions are made systematically using a rules based investment approach.

What factors influenced performance?

•

The Fund’s directional trading strategies contributed to positive performance during the period, in large part driven by select directional and momentum trades in interest rate futures and foreign exchange derivative positions. Relative value trading strategies were another positive contributor during the period, benefiting from trades that take advantage of larger evolving cross-regional themes, such as those focused on the diverging monetary policies of the U.S. versus other developed countries. Fund performance was helped further by relative value trades that sought to isolate potential mispricings across select single-name U.S. equities.

•

The Fund’s fundamental long/short strategies were a drag on performance for the period, as select positions in structured credit and stressed/distressed securities were negatively impacted by increased risk sensitivity in the broader capital markets. Pricing pressures within the energy sector impacted returns, as well as select positions impacted by technical selling despite positive fundamental developments. The fundamental long/short strategy also detracted from performance, with positions in single-name equities across the energy and consumer sectors underperforming. These losses were offset in part by gains in the health care industry and select short positions.

•

The Fund, through its underlying sub-advisors, held derivatives during the period. The use of derivatives contributed positively to performance during the period, primarily from global macro and managed futures strategies. The Fund maintained a position in cash and cash equivalents as collateral against the Fund’s exposure to derivatives including, but not limited to, total return swaps, interest rate swaps, credit default swaps, and futures. The Fund’s cash balance did not have a material impact on performance.

Describe recent portfolio activity.

•

During the six-month period, the Fund added one additional sub-advisor to the portfolio, Achievement Asset Management LLC (“AAM”). AAM is a manager focused on relative value strategies. The Fund removed two sub-advisors during the period, Loeb King Capital Management and PEAK6 Advisors LLC. Loeb King Capital Management was an event driven-focused manager and PEAK6 Advisors LLC was a relative value-focused manager.

Describe portfolio positioning at period end.

•

At the end of the period, the Fund’s six sub-advisors, two BlackRock mutual funds and direct opportunistic investments had the following approximate exposures to alternative strategies: 41% long/short credit, 22% relative value, 15% fundamental long/short, 15% directional trading, 5% event driven, and 2% other.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Fund Information

Ten Largest Holdings	Percent of Long-Term Investments

BlackRock Global Long/Short Equity Fund	28%
BlackRock Global Long/Short Credit Fund	12
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E	3
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2	3
Bear Stearns ALT-A Trust, Series 2005-10, Class 11A1	3
Bear Stearns ALT-A Trust, Series 2006-4, Class 23A4	2
CHL Mortgage Pass-Through Trust, Series 2007-4 Class 1A36	2
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1 Class 2M3,	2
LightSquared LP, DIP Term Loan A	2
Countrywide Asset-Backed Certificates, Series 2005-8, Class M5	2

Portfolio Composition	Percent of Total Net Assets

Short-Term Securities	34%
Investment Companies	25
Corporate Bonds	13
Non-Agency Mortgage-Backed Securities	9
Asset-Backed Securities	7
Floating Rate Loan Interests	3
Preferred Securities	2
Common Stocks	2
U.S. Treasury Obligations	1
Taxable Municipal Bonds	— [1]
Investments Sold Short	(2)
Other Assets Less Liabilities	6

[1]	Less than 1% of total net assets.

Ten Largest Investments Sold Short	Percent of Investments Sold Short

Rio Oil Finance Trust	26%
Teck Resources Ltd.	14
Vale Overseas Ltd.	14
Ensco PLC	12
Calfrac Holdings LP	11
Petrobras Global Finance BV	10
Imperial Metals Corp.	9
ACE Cash Express, Inc.	4
Community Choice Financial, Inc.	—	[1]

[1]	Less than 1% of investments sold short.

Sector Allocation	Percent of Investments Sold Short

Materials	37%
Energy.	33
Financials	30

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	5

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]	The Fund allocates assets to multiple affiliated and unaffiliated investment managers that employ a variety of alternative investment strategies.

[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.

[4]	Commencement of operations.

Performance Summary for the Period Ended February 28, 2015

		Aggregate Total Returns[5]
		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	1.07%	1.68%	N/A
Investor A	0.86	1.47	(3.86)%
Investor C	0.62	1.12	0.12
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.01	0.01	N/A

[5]

Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on August 7, 2014.

  N/A—Not applicable as share class and index do not have a sales charge.

  Past performance is not indicative of future results.

Expense Example

	Actual				Hypothetical[9]
			Expenses Paid During the Period			Including Dividend Expense, Stock Loan Fees and Interest Expense		Excluding Dividend Expense, Stock Loan Fees and Interest Expense
	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Including Dividend Expense, Stock Loan Fees and Interest Expense[7]	Excluding Dividend Expense, Stock Loan Fees and Interest Expense[8]	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During the Period[7]	Ending Account Value February 28, 2015	Expenses Paid During the Period[8]
Institutional	$1,000.00	$1,010.70	$12.41	$11.22	$1,000.00	$1,012.45	$12.42	$1,013.64	$11.23
Investor A	$1,000.00	$1,008.60	$14.04	$12.85	$1,000.00	$1,010.81	$14.06	$1,012.00	$12.87
Investor C	$1,000.00	$1,006.20	$17.86	$16.66	$1,000.00	$1,006.99	$17.86	$1,008.18	$16.68

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (2.50% for Institutional, 2.82% for Investor A, and 3.59% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[8]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (2.25% for Institutional, 2.58% for Investor A, and 3.35% for Investor C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[9]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

6	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. The shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. The shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 5 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on September 1, 2014 and held through February 28, 2015) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	7

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

8	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Schedule of Investments February 28, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A1A, 0.42%, 3/25/36 (a)	USD	1,327	$793,113
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 2M3, 0.63%, 2/25/36 (a)		1,776	1,312,029
BlueMountain CLO Ltd., Series 2012-1A, Class E, 5.73%, 7/20/23 (a)(b)		1,000	956,560
Citigroup Mortgage Loan Trust, Series 2006-HE3, Class A2C, 0.33%, 12/25/36 (a)		1,222	742,419
Countrywide Asset-Backed Certificates, Series 2005-8, Class M5, 0.82%, 12/25/35 (a)		1,500	1,112,286
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A1, 0.30%, 11/25/36 (a)		587	392,021
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 4.72%, 10/25/25 (a)(b)		2,000	1,745,827
Total Asset-Backed Securities — 6.9%			7,054,255

Common Stocks		Shares
Air Freight & Logistics — 0.1%
CEVA Holdings LLC (c)		94	86,950
Airlines — 0.5%
SAS AB — Preference Shares (c)		8,322	490,616
Banks — 0.1%
Co-Operative Bank PLC (c)		32,000	103,747
HSBC USA, Inc. (c)		1,122	24,863

			128,610
Biotechnology — 0.1%
Acceleron Pharma, Inc. (c)		719	29,213
Amicus Therapeutics, Inc. (c)		2,971	26,026
Celldex Therapeutics, Inc. (c)		1,327	33,891
Intercept Pharmaceuticals, Inc. (c)		113	25,015

			114,145
Internet Software & Services — 0.1%
Google, Inc., Class A (c)		226	127,155
Media — 0.4%
Cengage Learning Acquisitions, Inc. (Thomson Learning)		10,844	233,829
Tribune Media Co., Class A (c)		2,430	160,307

			394,136
Oil, Gas & Consumable Fuels — 0.2%
MPLX LP		1,603	131,767

Common Stocks		Shares	Value
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.		531	$52,643
NorthStar Realty Finance Corp.		3,942	75,765

			128,408
Total Common Stocks — 1.6%			1,601,787

Corporate Bonds		Par (000)
Aerospace & Defense — 0.4%
Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (b)	USD	400	454,000
Banks — 0.6%
Co-Operative Bank PLC, 11.00%, 12/20/23	GBP	167	299,075
HSH Nordbank AG, 0.89%, 2/14/17 (a)	EUR	275	265,500

			564,575
Chemicals — 0.5%
Hexion U.S. Finance Corp., 6.63%, 4/15/20	USD	550	525,250
Commercial Services & Supplies — 1.0%
1st Credit Holdings Ltd., 11.00%, 6/10/20	GBP	200	339,660
Harland Clarke Holdings Corp., 9.75%, 8/01/18 (b)	USD	400	428,000
SITEL LLC/Sitel Finance Corp., 11.50%, 4/01/18		230	205,850

			973,510
Consumer Finance — 0.4%
Ally Financial, Inc., 5.13%, 9/30/24		400	422,500
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22	EUR	400	454,332
Diversified Consumer Services — 0.4%
Monitronics International, Inc., 9.13%, 4/01/20	USD	400	392,500
Diversified Financial Services — 1.2%
Argos Merger Sub, Inc., 7.13%, 3/15/23 (b)		197	203,895
The Bank of New York Mellon Luxembourg SA, 4.32%, 12/30/99 (h)	EUR	1,400	544,415
CNG Holdings, Inc., 9.38%, 5/15/20 (b)	USD	156	112,320
Marlin Intermediate Holdings PLC, 10.50%, 8/01/20 (b)	GBP	200	340,960

			1,201,590
Diversified Telecommunication Services — 0.5%
Avaya, Inc., 10.50%, 3/01/21 (b)	USD	72	62,820
Oi SA, 5.75%, 2/10/22		522	451,478

			514,298

Portfolio Abbreviations
ADR	American Depositary Receipts	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
AUD	Australian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary
ETF	Exchange-Traded Fund	NOK	Norwegian Krone		Receipts
EUR	Euro	NZD	New Zealand Dollar	USD	U.S. Dollar

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Electric Utilities — 0.6%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 12.25%, 3/01/22 (b)(c)(d)	USD	538	$644,255
Electronic Equipment, Instruments & Components — 0.5%
Zebra Technologies Corp., 7.25%, 10/15/22 (b)		500	540,000
Health Care Providers & Services — 1.5%
Kindred Healthcare, Inc., 8.00%, 1/15/20 (b)		500	542,500
Tenet Healthcare Corp., 5.50%, 3/01/19 (b)		400	407,500
Truven Health Analytics, Inc., 10.63%, 6/01/20		543	557,933

			1,507,933
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance, Inc., 8.00%, 10/01/20 (b)		400	403,000
Insurance — 0.2%
Corolla Trust, 0.00%, 8/28/39 (a)(b)		275	214,500
Internet & Catalog Retail — 0.5%
Netflix, Inc., 5.75%, 3/01/24 (b)		448	463,680
Internet Software & Services — 0.4%
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/01/23 (b)		380	388,550
IT Services — 0.5%
APX Group, Inc., 6.38%, 12/01/19		550	551,375
Marine — 0.5%
Stena International SA, 5.75%, 3/01/24 (b)		529	497,260
Media — 0.9%
iHeartCommunications, Inc.:
9.00%, 3/01/21		85	82,025
10.63%, 3/15/23 (b)		465	475,463
Visant Corp., 10.00%, 10/01/17		380	342,950

			900,438
Oil, Gas & Consumable Fuels — 0.5%
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22		500	526,250
Personal Products — 0.0%
Avon Products, Inc., 4.60%, 3/15/20		55	51,195
Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor, Inc.:
5.00%, 5/15/21 (b)		26	27,300
6.00%, 1/15/22 (b)		282	303,855

			331,155
Textiles, Apparel & Luxury Goods — 0.4%
American Achievement Corp., 10.88%, 4/15/16 (b)		405	401,962
Wireless Telecommunication Services — 0.7%
NII Capital Corp., 7.63%, 4/01/21 (c)(d)		42	14,700
NII International Telecom SCA, 7.88%, 8/15/19 (b)(c)(d)		692	662,590

			677,290
Total Corporate Bonds — 13.3%			13,601,398

Floating Rate Loan Interests (a)		Par (000)	Value
Advertising — 0.4%
Affinion Group, Inc., Initial Second Lien Term Loan, 8.50%, 10/31/18	USD	424	$371,530
Commercial Services & Supplies — 0.3%
Cory Environmental (Viking Consortium Acquisition Ltd.):
Line of Credit, 2.81% - 2.82%, 9/30/15	GBP	30	34,983
Line of Credit, 2.82%, 9/30/15		66	79,838
Revolving Loan, 2.82%, 9/30/15		30	36,061
Term Loan, 2.81% - 2.82%, 9/30/15		132	154,194
Term Loan, 2.81% - 2.82%, 9/30/15		23	27,221

			332,297
Diversified Telecommunication Services — 1.1%
LightSquared LP, DIP Term Loan A, 9.00%, 12/31/15	USD	1,178	1,170,016
Electric Utilities — 0.6%
Texas Competitive Electric Holdings Co. LLC (TXU):
2014 Term Loan (Non-Extending), 4.66%, 10/10/14		361	228,332
2017 Term Loan (Extending), 4.66%, 10/10/17		550	351,081

			579,413
Food Products — 0.2%
Brake Bros Finance PLC, Term Loan D, 6.82%, 3/13/17	GBP	141	210,609
Specialty Retail — 0.4%
The Sports Authority, Inc., Term B Loan, 7.50%, 11/12/17	USD	476	408,565
Total Floating Rate Loan Interests — 3.0%			3,072,430

Investment Companies		Shares
BlackRock Global Long/Short Credit Fund (e)		728,955	7,690,475
BlackRock Global Long/Short Equity Fund (e)		1,466,266	17,477,891
Total Investment Companies — 24.7%			25,168,366

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 7.9%
Bear Stearns ALT-A Trust:
Series 2005-10, Class 11A1, 0.67%, 1/25/36 (a)	USD	2,083	1,629,116
Series 2006-4, Class 23A4, 2.54%, 8/25/36 (a)		2,341	1,377,702
CHL Mortgage Pass-Through Trust, Series 2007-4, Class 1A36, 0.47%, 5/25/37 (a)		1,930	1,376,322

See Notes to Financial Statements.

10	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Countrywide Alternative Loan Trust:
Series 2005-J12, Class 2A4, 0.57%, 8/25/35 (a)	USD	986	$650,814
Series 2007-OA6, Class A1B, 0.37%, 6/25/37 (a)		1,056	872,166
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.33%, 2/25/37 (a)		2,202	1,740,254
WaMu Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1A, 1.07%, 9/25/46 (a)		469	396,651
Commercial Mortgage-Backed Securities — 0.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-6, Class KCC, 5.64%, 9/10/47 (a)(b)		26	26,458
Series 2005-6, Class KCD, 6.14%, 9/10/47 (a)(b)		26	26,453
Series 2005-6, Class KCE, 6.33%, 9/10/47 (a)(b)		379	382,211
Series 2005-6, Class KCF, 6.92%, 9/10/47 (a)(b)		261	263,380
Total Non-Agency Mortgage-Backed Securities — 8.6%			8,741,527

Preferred Securities

Capital Trusts
Banks — 0.7%
BNP Paribas Fortis SA,2.22% (a)(f)(h)	EUR	250	203,526
HSH Nordbank AG, 2.64% (a)(f)		629	193,567
Societe Generale SA, 7.88% (a)(b)(f)	USD	360	364,950

			762,043
Diversified Financial Services — 0.7%
The Bank of New York Mellon Luxembourg SA, 4.55%, 12/15/50 (a)(h)	EUR	800	568,474
Hypo Real Estate International Trust I, 5.86% (a)(f)		100	101,878
RESPARCS Funding II LP, 7.50% (f)		85	31,575

			701,927
Insurance — 0.5%
Syncora Holdings Ltd., 6.88% (a)(f)	USD	1,023	478,398
Total Capital Trusts — 1.9%			1,942,368

Preferred Stocks		Shares
Air Freight & Logistics — 0.2%
CEVA Holdings LLC (c)		31	29,100
CEVA Holdings LLC (c)		100	127,500
Total Preferred Stocks — 0.2%			156,600
Total Preferred Securities — 2.1%			2,098,968

Taxable Municipal Bonds — 0.4%		Par (000)	Value
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35	USD	500	$416,885

U.S. Treasury Obligations
U.S. Treasury Bonds,3.00%, 11/15/44		182	197,072
U.S. Treasury Notes:
2.00%, 11/30/21		230	230,988
1.63%, 1/31/22		332	325,179
Total U.S. Treasury Obligations — 0.7%			753,239
Total Long-Term Investments (Cost — $63,486,467) — 61.3%			62,508,855

Short-Term Securities		Shares
Money Market Funds — 34.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (e)(g)		35,122,733	35,122,733
Total Short-Term Securities (Cost — $35,122,733) — 34.4%			35,122,733
Total Investments Before Investments Sold Short (Cost — $98,609,200) — 95.7%			97,631,588

Investments Sold Short

Corporate Bonds		Par (000)
Consumer Finance — (0.1)%
ACE Cash Express, Inc., 11.00%, 2/01/19 (b)	USD	94	(63,450)
Community Choice Financial, Inc., 10.75%, 5/01/19		8	(5,120)

			(68,570)
Diversified Financial Services — (0.4)%
Rio Oil Finance Trust, 6.75%, 1/06/27 (b)		500	(457,500)
Energy Equipment & Services — (0.2)%
Ensco PLC, 5.75%, 10/01/44		208	(216,538)
Metals & Mining — (0.6)%
Imperial Metals Corp., 7.00%, 3/15/19 (b)		170	(161,500)
Teck Resources Ltd., 4.75%, 1/15/22		250	(243,536)
Vale Overseas Ltd., 4.38%, 1/11/22		250	(242,990)

			(648,026)
Oil, Gas & Consumable Fuels — (0.2)%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		225	(201,937)
Total Corporate Bonds — (1.5)%			(1,592,571)

Foreign Agency Obligations — (0.2)%
Petrobras Global Finance BV, 6.25%, 3/17/24		184	(169,648)
Total Investments Sold Short (Proceeds — $1,772,655) — (1.7)%			(1,762,219)

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	11

Schedule of Investments (continued)

Value
Total Investments Net of Investments Sold Short — 94.0%	$95,869,369
Other Assets Less Liabilities — 6.0%	6,112,469

Net Assets — 100.0%	$101,981,838

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	During the six months ended February 28, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Shares Purchased		Shares Sold	Shares Held at February 28, 2015	Value at February 28, 2015	Income	Realized Gain
BlackRock Global Long/Short Credit Fund	686,813	42,142		—	728,955	$7,690,475	—	$317,870
BlackRock Global Long/Short Equity Fund	1,080,380	385,886		—	1,466,266	$17,477,891	—	$15,242
BlackRock Liquidity Funds, TempFund, Institutional Class	33,857,047	1,265,686	[1]	—	35,122,733	$35,122,733	$6,516	$2,203

[1]	Represents net shares purchased.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Represents the current yield as of report date.

(h)	Convertible security.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Long/ (Short)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(1)	30 Day Fed Fund Futures	Chicago Board of Trade	March 2015	USD	416,200	$(38)
5	Amsterdam Exchanges Index Futures	Amsterdam	March 2015	USD	541,393	18,076
(6)	ASX SPI 200 Index Futures	Sydney	March 2015	USD	693,183	(5,564)
(35)	Australian Government Bonds (10 Year)	Sydney	March 2015	USD	3,605,902	(9,287)
(73)	Australian Government Bonds (3 Year)	Sydney	March 2015	USD	6,416,840	(26,213)
1	CAC 40 10 Euro Futures	Paris	March 2015	USD	55,409	322
5	DAX Stock Index Futures	Eurex	March 2015	USD	1,592,469	89,079
10	E-Mini Nasdaq 100 Futures	Chicago Mercantile	March 2015	USD	888,500	34,103
(6)	E-Mini Russell 2000 Futures	Intercontinental Exchange	March 2015	USD	738,960	(13,267)
(10)	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	1,051,400	(9,096)
7	Euro STOXX 50 Index	Eurex	March 2015	USD	281,216	9,627
5	Euro-Bobl	Eurex	March 2015	USD	733,981	1,290
86	Euro-Bund	Eurex	March 2015	USD	15,346,075	54,691
(105)	Euro-Schatz	Eurex	March 2015	USD	13,079,469	(38,715)
(34)	FTSE 100 Index Futures	NYSE Liffe	March 2015	USD	3,632,377	(82,731)
1	FTSE/MIB Index Futures	Borsa Italiana	March 2015	USD	125,020	11,160
2	Hang Seng Index Futures	Hong Kong	March 2015	USD	319,683	996
12	Japanese Government Bonds (10 Year)	Osaka	March 2015	USD	14,836,364	1,174
3	Nikkei 225 Index	Osaka	March 2015	USD	471,975	11,874

See Notes to Financial Statements.

12	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Schedule of Investments (continued)

As of February 28, 2015, financial futures contracts outstanding were as follows: (concluded)

Contracts Long/ (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
53	OMXS30 Index	Stockholm	March 2015	USD	1,070,871	$29,987
9	S&P/Toronto Stock Exchange 60 Index	Montreal	March 2015	USD	1,280,202	28,593
4	SGX MSCI Singapore Index	Singapore	March 2015	USD	224,236	(3,049)
13	TOPIX Index Futures	Osaka	March 2015	USD	1,657,806	46,733
	3-month Canadian Bankers
9	Acceptance	Montreal	June 2015	USD	1,784,377	174
6	ASX 90 Day Bank Accepted Bills	Sydney	June 2015	USD	4,672,581	1,585
(28)	Canadian Government Bonds (10 Year)	Montreal	June 2015	USD	3,217,279	(37,849)
(28)	Gilt British	NYSE Liffe	June 2015	USD	5,125,530	(1,849)
(4)	Three Month Euro Swiss Franc Interest Rate Futures	NYSE Liffe	June 2015	USD	1,058,373	(3,537)
(1)	Three Month Euroyen Futures	Tokyo	June 2015	USD	208,673	(28)
(19)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	June 2015	USD	3,075,031	(403)
(78)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	June 2015	USD	17,049,094	(13,122)
41	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	June 2015	USD	4,890,531	10,894
67	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	June 2015	USD	8,562,391	29,824
(11)	3-month EURIBOR	NYSE Liffe	December 2015	USD	3,077,371	(1,479)
(126)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	31,257,450	5,091
26	Three Month Sterling	NYSE Liffe	December 2015	USD	4,976,880	409
Total						$139,455

•	As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,234	USD	1,830	JPMorgan Chase Bank N.A.	3/18/15	$(86)
AUD	8,206	USD	6,593	JPMorgan Chase Bank N.A.	3/18/15	(189)
AUD	10,019	USD	7,762	JPMorgan Chase Bank N.A.	3/18/15	57
AUD	10,794	USD	8,398	JPMorgan Chase Bank N.A.	3/18/15	26
AUD	11,419	USD	9,253	JPMorgan Chase Bank N.A.	3/18/15	(342)
AUD	13,716	USD	11,002	JPMorgan Chase Bank N.A.	3/18/15	(298)
AUD	14,907	USD	12,198	JPMorgan Chase Bank N.A.	3/18/15	(564)
AUD	17,683	USD	14,481	JPMorgan Chase Bank N.A.	3/18/15	(681)
AUD	27,579	USD	22,317	JPMorgan Chase Bank N.A.	3/18/15	(794)
AUD	58,149	USD	46,643	JPMorgan Chase Bank N.A.	3/18/15	(1,262)
AUD	133,548	USD	107,825	JPMorgan Chase Bank N.A.	3/18/15	(3,602)
AUD	147,573	USD	114,811	JPMorgan Chase Bank N.A.	3/18/15	357
AUD	147,715	USD	119,102	JPMorgan Chase Bank N.A.	3/18/15	(3,823)
AUD	158,769	USD	123,411	JPMorgan Chase Bank N.A.	3/18/15	495
AUD	164,420	USD	127,731	JPMorgan Chase Bank N.A.	3/18/15	585
AUD	251,175	USD	194,599	JPMorgan Chase Bank N.A.	3/18/15	1,423
AUD	356,952	USD	276,002	JPMorgan Chase Bank N.A.	3/18/15	2,569
AUD	368,152	USD	298,330	JPMorgan Chase Bank N.A.	3/18/15	(11,019)
AUD	378,829	USD	298,139	JPMorgan Chase Bank N.A.	3/18/15	(2,495)
AUD	440,933	USD	345,439	JPMorgan Chase Bank N.A.	3/18/15	(1,328)
AUD	444,446	USD	363,667	JPMorgan Chase Bank N.A.	3/18/15	(16,814)

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	13

Schedule of Investments (continued)

As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	481,700	USD	387,017	JPMorgan Chase Bank N.A.	3/18/15	$(11,090)
AUD	544,044	USD	439,806	JPMorgan Chase Bank N.A.	3/18/15	(15,225)
AUD	544,045	USD	439,839	JPMorgan Chase Bank N.A.	3/18/15	(15,257)
AUD	625,021	USD	495,397	JPMorgan Chase Bank N.A.	3/18/15	(7,620)
AUD	802,341	USD	650,778	JPMorgan Chase Bank N.A.	3/18/15	(24,618)
AUD	980,000	USD	756,481	JPMorgan Chase Bank N.A.	3/18/15	8,328
AUD	980,000	USD	756,558	JPMorgan Chase Bank N.A.	3/18/15	8,250
AUD	980,000	USD	763,379	JPMorgan Chase Bank N.A.	3/18/15	1,429
AUD	980,000	USD	763,477	JPMorgan Chase Bank N.A.	3/18/15	1,331
AUD	1,095,806	USD	853,521	JPMorgan Chase Bank N.A.	3/18/15	1,664
AUD	1,333,575	USD	1,029,597	JPMorgan Chase Bank N.A.	3/18/15	11,147
CAD	945	USD	823	JPMorgan Chase Bank N.A.	3/18/15	(67)
CAD	2,267	USD	1,942	JPMorgan Chase Bank N.A.	3/18/15	(129)
CAD	4,782	USD	3,863	JPMorgan Chase Bank N.A.	3/18/15	(39)
CAD	11,433	USD	9,048	JPMorgan Chase Bank N.A.	3/18/15	95
CAD	21,763	USD	18,374	JPMorgan Chase Bank N.A.	3/18/15	(970)
CAD	24,238	USD	19,514	JPMorgan Chase Bank N.A.	3/18/15	(130)
CAD	186,669	USD	149,056	JPMorgan Chase Bank N.A.	3/18/15	224
CAD	274,040	USD	216,883	JPMorgan Chase Bank N.A.	3/18/15	2,268
CAD	277,029	USD	238,596	JPMorgan Chase Bank N.A.	3/18/15	(17,054)
CAD	284,922	USD	229,252	JPMorgan Chase Bank N.A.	3/18/15	(1,397)
CAD	293,833	USD	236,086	JPMorgan Chase Bank N.A.	3/18/15	(1,105)
CAD	453,388	USD	393,703	JPMorgan Chase Bank N.A.	3/18/15	(31,125)
CAD	569,363	USD	456,176	JPMorgan Chase Bank N.A.	3/18/15	(1,321)
CAD	1,102,225	USD	946,807	JPMorgan Chase Bank N.A.	3/18/15	(65,349)
CAD	1,102,387	USD	884,199	JPMorgan Chase Bank N.A.	3/18/15	(2,611)
CAD	1,113,993	USD	887,212	JPMorgan Chase Bank N.A.	3/18/15	3,657
CAD	1,163,267	USD	926,251	JPMorgan Chase Bank N.A.	3/18/15	4,022
CAD	1,221,799	USD	980,000	JPMorgan Chase Bank N.A.	3/18/15	(2,918)
CAD	1,223,950	USD	980,000	JPMorgan Chase Bank N.A.	3/18/15	(1,198)
CAD	1,237,812	USD	980,000	JPMorgan Chase Bank N.A.	3/18/15	9,887
CAD	1,412,348	USD	1,197,322	JPMorgan Chase Bank N.A.	3/18/15	(67,857)
CAD	1,564,047	USD	1,339,634	JPMorgan Chase Bank N.A.	3/18/15	(88,854)
CAD	1,668,696	USD	1,436,208	JPMorgan Chase Bank N.A.	3/18/15	(101,740)
CAD	1,680,289	USD	1,345,352	JPMorgan Chase Bank N.A.	3/18/15	(1,612)
CAD	1,978,570	USD	1,566,572	JPMorgan Chase Bank N.A.	3/18/15	15,705
EUR	3,128	USD	3,707	JPMorgan Chase Bank N.A.	3/18/15	(206)
EUR	5,228	USD	6,231	JPMorgan Chase Bank N.A.	3/18/15	(379)
EUR	11,052	USD	12,943	JPMorgan Chase Bank N.A.	3/18/15	(573)
EUR	11,410	USD	13,473	JPMorgan Chase Bank N.A.	3/18/15	(701)
EUR	12,835	USD	15,026	JPMorgan Chase Bank N.A.	3/18/15	(659)
EUR	26,740	USD	30,406	JPMorgan Chase Bank N.A.	3/18/15	(476)
EUR	26,967	USD	32,899	JPMorgan Chase Bank N.A.	3/18/15	(2,714)
EUR	65,200	USD	74,140	JPMorgan Chase Bank N.A.	3/18/15	(1,160)

See Notes to Financial Statements.

14	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Schedule of Investments (continued)

As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	68,576	USD	81,619	JPMorgan Chase Bank N.A.	3/18/15	$(4,860)
EUR	79,394	USD	89,910	JPMorgan Chase Bank N.A.	3/18/15	(1,042)
EUR	95,219	USD	107,736	JPMorgan Chase Bank N.A.	3/18/15	(1,155)
EUR	111,537	USD	126,629	JPMorgan Chase Bank N.A.	3/18/15	(1,783)
EUR	111,736	USD	131,603	JPMorgan Chase Bank N.A.	3/18/15	(6,534)
EUR	114,966	USD	137,026	JPMorgan Chase Bank N.A.	3/18/15	(8,342)
EUR	194,458	USD	226,352	JPMorgan Chase Bank N.A.	3/18/15	(8,690)
EUR	217,599	USD	266,239	JPMorgan Chase Bank N.A.	3/18/15	(22,675)
EUR	424,546	USD	503,176	JPMorgan Chase Bank N.A.	3/18/15	(27,971)
EUR	458,946	USD	540,189	JPMorgan Chase Bank N.A.	3/18/15	(26,479)
EUR	461,603	USD	543,677	JPMorgan Chase Bank N.A.	3/18/15	(26,993)
EUR	539,548	USD	611,014	JPMorgan Chase Bank N.A.	3/18/15	(7,084)
EUR	651,567	USD	769,948	JPMorgan Chase Bank N.A.	3/18/15	(40,633)
EUR	747,620	USD	840,015	JPMorgan Chase Bank N.A.	3/18/15	(3,186)
EUR	858,619	USD	974,033	JPMorgan Chase Bank N.A.	3/18/15	(12,960)
EUR	968,208	USD	1,086,874	JPMorgan Chase Bank N.A.	3/18/15	(2,779)
EUR	968,948	USD	1,134,774	JPMorgan Chase Bank N.A.	3/18/15	(50,206)
EUR	980,000	USD	1,135,122	JPMorgan Chase Bank N.A.	3/18/15	(38,184)
EUR	1,103,966	USD	1,303,525	JPMorgan Chase Bank N.A.	3/18/15	(67,828)
EUR	1,125,203	USD	1,317,274	JPMorgan Chase Bank N.A.	3/18/15	(57,807)
EUR	1,164,205	USD	1,317,249	JPMorgan Chase Bank N.A.	3/18/15	(14,126)
EUR	1,189,259	USD	1,377,362	JPMorgan Chase Bank N.A.	3/18/15	(46,195)
EUR	1,313,152	USD	1,488,216	JPMorgan Chase Bank N.A.	3/18/15	(18,373)
GBP	1,692	USD	2,541	JPMorgan Chase Bank N.A.	3/18/15	71
GBP	3,590	USD	5,473	JPMorgan Chase Bank N.A.	3/18/15	68
GBP	3,901	USD	5,919	JPMorgan Chase Bank N.A.	3/18/15	102
GBP	5,309	USD	8,161	JPMorgan Chase Bank N.A.	3/18/15	34
GBP	6,851	USD	10,581	JPMorgan Chase Bank N.A.	3/18/15	(6)
GBP	27,912	USD	42,354	JPMorgan Chase Bank N.A.	3/18/15	731
GBP	45,052	USD	69,583	JPMorgan Chase Bank N.A.	3/18/15	(40)
GBP	58,339	USD	88,159	JPMorgan Chase Bank N.A.	3/18/15	1,894
GBP	72,419	USD	111,406	JPMorgan Chase Bank N.A.	3/18/15	382
GBP	83,953	USD	130,095	JPMorgan Chase Bank N.A.	3/18/15	(504)
GBP	92,985	USD	145,931	JPMorgan Chase Bank N.A.	3/18/15	(2,397)
GBP	133,054	USD	202,851	JPMorgan Chase Bank N.A.	3/18/15	2,533
GBP	287,371	USD	451,650	JPMorgan Chase Bank N.A.	3/18/15	(8,058)
GBP	671,342	USD	1,019,559	JPMorgan Chase Bank N.A.	3/18/15	16,737
GBP	794,166	USD	1,203,946	JPMorgan Chase Bank N.A.	3/18/15	21,944
GBP	816,802	USD	1,246,234	JPMorgan Chase Bank N.A.	3/18/15	14,597
GBP	873,701	USD	1,331,765	JPMorgan Chase Bank N.A.	3/18/15	16,897
GBP	957,213	USD	1,485,023	JPMorgan Chase Bank N.A.	3/18/15	(7,451)
JPY	196,440	USD	1,701	JPMorgan Chase Bank N.A.	3/18/15	(58)
JPY	259,927	USD	2,250	JPMorgan Chase Bank N.A.	3/18/15	(77)
JPY	1,166,628	USD	9,934	JPMorgan Chase Bank N.A.	3/18/15	(179)

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	15

Schedule of Investments (continued)

As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	2,462,099	USD	20,456	JPMorgan Chase Bank N.A.	3/18/15	$131
JPY	3,407,730	USD	28,758	JPMorgan Chase Bank N.A.	3/18/15	(263)
JPY	4,977,203	USD	42,388	JPMorgan Chase Bank N.A.	3/18/15	(770)
JPY	5,297,732	USD	45,500	JPMorgan Chase Bank N.A.	3/18/15	(1,202)
JPY	6,832,163	USD	56,746	JPMorgan Chase Bank N.A.	3/18/15	384
JPY	7,893,001	USD	66,194	JPMorgan Chase Bank N.A.	3/18/15	(194)
JPY	8,106,494	USD	68,336	JPMorgan Chase Bank N.A.	3/18/15	(551)
JPY	8,766,797	USD	74,747	JPMorgan Chase Bank N.A.	3/18/15	(1,440)
JPY	14,500,407	USD	121,222	JPMorgan Chase Bank N.A.	3/18/15	27
JPY	14,644,393	USD	124,880	JPMorgan Chase Bank N.A.	3/18/15	(2,426)
JPY	14,771,331	USD	123,812	JPMorgan Chase Bank N.A.	3/18/15	(313)
JPY	19,182,807	USD	161,706	JPMorgan Chase Bank N.A.	3/18/15	(1,303)
JPY	21,282,748	USD	179,996	JPMorgan Chase Bank N.A.	3/18/15	(2,033)
JPY	42,047,496	USD	353,040	JPMorgan Chase Bank N.A.	3/18/15	(1,447)
JPY	44,246,162	USD	376,936	JPMorgan Chase Bank N.A.	3/18/15	(6,957)
JPY	46,932,458	USD	390,459	JPMorgan Chase Bank N.A.	3/18/15	1,982
JPY	48,121,375	USD	401,785	JPMorgan Chase Bank N.A.	3/18/15	598
JPY	48,554,462	USD	414,943	JPMorgan Chase Bank N.A.	3/18/15	(8,939)
JPY	62,293,765	USD	529,191	JPMorgan Chase Bank N.A.	3/18/15	(8,301)
JPY	71,379,093	USD	601,204	JPMorgan Chase Bank N.A.	3/18/15	(4,345)
JPY	71,849,572	USD	617,089	JPMorgan Chase Bank N.A.	3/18/15	(16,295)
JPY	82,052,196	USD	695,689	JPMorgan Chase Bank N.A.	3/18/15	(9,583)
JPY	82,096,079	USD	686,317	JPMorgan Chase Bank N.A.	3/18/15	155
JPY	96,750,788	USD	816,195	JPMorgan Chase Bank N.A.	3/18/15	(7,183)
JPY	101,358,678	USD	858,005	JPMorgan Chase Bank N.A.	3/18/15	(10,462)
JPY	111,748,402	USD	939,781	JPMorgan Chase Bank N.A.	3/18/15	(5,360)
JPY	116,414,217	USD	977,941	JPMorgan Chase Bank N.A.	3/18/15	(4,506)
JPY	154,464,592	USD	1,303,541	JPMorgan Chase Bank N.A.	3/18/15	(11,935)
JPY	157,620,684	USD	1,336,233	JPMorgan Chase Bank N.A.	3/18/15	(18,236)
JPY	164,300,615	USD	1,364,625	JPMorgan Chase Bank N.A.	3/18/15	9,228
NOK	316	USD	41	JPMorgan Chase Bank N.A.	3/18/15	—
NOK	1,162	USD	149	JPMorgan Chase Bank N.A.	3/18/15	2
NOK	1,310	USD	172	JPMorgan Chase Bank N.A.	3/18/15	(1)
NOK	1,528	USD	199	JPMorgan Chase Bank N.A.	3/18/15	1
NOK	1,616	USD	217	JPMorgan Chase Bank N.A.	3/18/15	(6)
NOK	2,110	USD	277	JPMorgan Chase Bank N.A.	3/18/15	(2)
NOK	109,071	USD	13,992	JPMorgan Chase Bank N.A.	3/18/15	227
NOK	124,349	USD	16,160	JPMorgan Chase Bank N.A.	3/18/15	51
NOK	126,249	USD	16,583	JPMorgan Chase Bank N.A.	3/18/15	(124)
NOK	138,355	USD	18,442	JPMorgan Chase Bank N.A.	3/18/15	(405)
NOK	143,199	USD	19,213	JPMorgan Chase Bank N.A.	3/18/15	(544)
NOK	300,131	USD	39,305	JPMorgan Chase Bank N.A.	3/18/15	(177)
NOK	342,860	USD	44,940	JPMorgan Chase Bank N.A.	3/18/15	(242)
NOK	382,683	USD	50,318	JPMorgan Chase Bank N.A.	3/18/15	(428)

See Notes to Financial Statements.

16	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Schedule of Investments (continued)

As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	492,494	USD	65,489	JPMorgan Chase Bank N.A.	3/18/15	$(1,283)
NOK	874,792	USD	115,848	JPMorgan Chase Bank N.A.	3/18/15	(1,802)
NOK	1,454,599	USD	190,591	JPMorgan Chase Bank N.A.	3/18/15	(956)
NOK	2,053,708	USD	277,573	JPMorgan Chase Bank N.A.	3/18/15	(9,833)
NOK	3,489,602	USD	472,553	JPMorgan Chase Bank N.A.	3/18/15	(17,616)
NOK	3,559,200	USD	467,026	JPMorgan Chase Bank N.A.	3/18/15	(3,015)
NOK	4,613,619	USD	591,731	JPMorgan Chase Bank N.A.	3/18/15	9,743
NOK	4,924,439	USD	632,670	JPMorgan Chase Bank N.A.	3/18/15	9,325
NZD	39,170	USD	29,373	JPMorgan Chase Bank N.A.	3/18/15	192
NZD	42,296	USD	32,312	JPMorgan Chase Bank N.A.	3/18/15	(387)
NZD	62,756	USD	46,248	JPMorgan Chase Bank N.A.	3/18/15	1,120
NZD	77,849	USD	57,290	JPMorgan Chase Bank N.A.	3/18/15	1,470
NZD	99,551	USD	77,405	JPMorgan Chase Bank N.A.	3/18/15	(2,264)
NZD	108,473	USD	84,221	JPMorgan Chase Bank N.A.	3/18/15	(2,346)
NZD	182,624	USD	134,555	JPMorgan Chase Bank N.A.	3/18/15	3,289
NZD	224,699	USD	172,519	JPMorgan Chase Bank N.A.	3/18/15	(2,917)
NZD	278,447	USD	213,604	JPMorgan Chase Bank N.A.	3/18/15	(3,433)
NZD	324,423	USD	251,551	JPMorgan Chase Bank N.A.	3/18/15	(6,677)
NZD	1,103,639	USD	854,633	JPMorgan Chase Bank N.A.	3/18/15	(21,608)
NZD	1,212,309	USD	930,652	JPMorgan Chase Bank N.A.	3/18/15	(15,603)
NZD	4,726,336	USD	3,597,214	JPMorgan Chase Bank N.A.	3/18/15	(29,785)
SEK	1,884	USD	245	JPMorgan Chase Bank N.A.	3/18/15	(19)
SEK	6,919	USD	871	JPMorgan Chase Bank N.A.	3/18/15	(41)
SEK	7,805	USD	930	JPMorgan Chase Bank N.A.	3/18/15	6
SEK	9,100	USD	1,103	JPMorgan Chase Bank N.A.	3/18/15	(12)
SEK	9,627	USD	1,239	JPMorgan Chase Bank N.A.	3/18/15	(84)
SEK	11,565	USD	1,452	JPMorgan Chase Bank N.A.	3/18/15	(65)
SEK	12,569	USD	1,548	JPMorgan Chase Bank N.A.	3/18/15	(41)
SEK	159,441	USD	19,408	JPMorgan Chase Bank N.A.	3/18/15	(279)
SEK	232,316	USD	28,186	JPMorgan Chase Bank N.A.	3/18/15	(315)
SEK	257,854	USD	34,271	JPMorgan Chase Bank N.A.	3/18/15	(3,335)
SEK	384,299	USD	48,398	JPMorgan Chase Bank N.A.	3/18/15	(2,293)
SEK	387,856	USD	46,221	JPMorgan Chase Bank N.A.	3/18/15	311
SEK	401,294	USD	51,412	JPMorgan Chase Bank N.A.	3/18/15	(3,268)
SEK	443,466	USD	55,955	JPMorgan Chase Bank N.A.	3/18/15	(2,751)
SEK	482,581	USD	58,507	JPMorgan Chase Bank N.A.	3/18/15	(610)
SEK	560,116	USD	69,374	JPMorgan Chase Bank N.A.	3/18/15	(2,175)
SEK	637,471	USD	78,535	JPMorgan Chase Bank N.A.	3/18/15	(2,055)
SEK	656,121	USD	82,388	JPMorgan Chase Bank N.A.	3/18/15	(3,671)
SEK	745,550	USD	88,916	JPMorgan Chase Bank N.A.	3/18/15	530
SEK	1,055,440	USD	135,599	JPMorgan Chase Bank N.A.	3/18/15	(8,974)
SEK	1,241,187	USD	153,286	JPMorgan Chase Bank N.A.	3/18/15	(4,377)
SEK	1,493,048	USD	192,179	JPMorgan Chase Bank N.A.	3/18/15	(13,053)
SEK	2,127,370	USD	273,748	JPMorgan Chase Bank N.A.	3/18/15	(18,521)

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	17

Schedule of Investments (continued)

As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	2,884,466	USD	374,369	JPMorgan Chase Bank N.A.	3/18/15	$(28,310)
SEK	3,152,326	USD	412,541	JPMorgan Chase Bank N.A.	3/18/15	(34,346)
USD	2,488	AUD	3,008	JPMorgan Chase Bank N.A.	3/18/15	140
USD	5,781	AUD	7,116	JPMorgan Chase Bank N.A.	3/18/15	228
USD	5,965	AUD	7,361	JPMorgan Chase Bank N.A.	3/18/15	221
USD	7,478	AUD	9,607	JPMorgan Chase Bank N.A.	3/18/15	(19)
USD	7,780	AUD	9,583	JPMorgan Chase Bank N.A.	3/18/15	301
USD	7,990	AUD	9,861	JPMorgan Chase Bank N.A.	3/18/15	295
USD	9,019	AUD	11,759	JPMorgan Chase Bank N.A.	3/18/15	(158)
USD	9,026	AUD	11,759	JPMorgan Chase Bank N.A.	3/18/15	(151)
USD	12,103	AUD	15,780	JPMorgan Chase Bank N.A.	3/18/15	(212)
USD	19,691	AUD	23,807	JPMorgan Chase Bank N.A.	3/18/15	1,111
USD	25,628	AUD	31,628	JPMorgan Chase Bank N.A.	3/18/15	945
USD	35,266	AUD	43,440	JPMorgan Chase Bank N.A.	3/18/15	1,365
USD	41,345	AUD	50,669	JPMorgan Chase Bank N.A.	3/18/15	1,802
USD	86,903	AUD	111,644	JPMorgan Chase Bank N.A.	3/18/15	(226)
USD	132,285	AUD	167,716	JPMorgan Chase Bank N.A.	3/18/15	1,397
USD	211,026	AUD	258,616	JPMorgan Chase Bank N.A.	3/18/15	9,198
USD	219,262	AUD	281,414	JPMorgan Chase Bank N.A.	3/18/15	(358)
USD	375,727	AUD	456,035	JPMorgan Chase Bank N.A.	3/18/15	19,830
USD	742,649	AUD	968,241	JPMorgan Chase Bank N.A.	3/18/15	(12,982)
USD	743,164	AUD	968,241	JPMorgan Chase Bank N.A.	3/18/15	(12,468)
USD	772,586	AUD	980,000	JPMorgan Chase Bank N.A.	3/18/15	7,778
USD	801,918	AUD	980,000	JPMorgan Chase Bank N.A.	3/18/15	37,110
USD	866,269	AUD	1,058,332	JPMorgan Chase Bank N.A.	3/18/15	40,329
USD	928,164	AUD	1,196,697	JPMorgan Chase Bank N.A.	3/18/15	(5,758)
USD	996,458	AUD	1,299,161	JPMorgan Chase Bank N.A.	3/18/15	(17,429)
USD	1,377,471	AUD	1,747,497	JPMorgan Chase Bank N.A.	3/18/15	13,696
USD	2,973,978	AUD	3,609,635	JPMorgan Chase Bank N.A.	3/18/15	156,960
USD	3,917	CAD	4,628	JPMorgan Chase Bank N.A.	3/18/15	216
USD	6,347	CAD	7,898	JPMorgan Chase Bank N.A.	3/18/15	31
USD	8,359	CAD	9,726	JPMorgan Chase Bank N.A.	3/18/15	581
USD	11,189	CAD	13,940	JPMorgan Chase Bank N.A.	3/18/15	41
USD	22,899	CAD	26,642	JPMorgan Chase Bank N.A.	3/18/15	1,594
USD	25,196	CAD	31,538	JPMorgan Chase Bank N.A.	3/18/15	(25)
USD	42,816	CAD	51,423	JPMorgan Chase Bank N.A.	3/18/15	1,693
USD	44,949	CAD	53,936	JPMorgan Chase Bank N.A.	3/18/15	1,816
USD	63,390	CAD	79,466	JPMorgan Chase Bank N.A.	3/18/15	(159)
USD	99,076	CAD	118,992	JPMorgan Chase Bank N.A.	3/18/15	3,918
USD	114,452	CAD	135,727	JPMorgan Chase Bank N.A.	3/18/15	5,910
USD	230,547	CAD	292,093	JPMorgan Chase Bank N.A.	3/18/15	(3,042)
USD	276,924	CAD	344,716	JPMorgan Chase Bank N.A.	3/18/15	1,252
USD	397,227	CAD	469,761	JPMorgan Chase Bank N.A.	3/18/15	21,556
USD	421,097	CAD	501,005	JPMorgan Chase Bank N.A.	3/18/15	20,440

See Notes to Financial Statements.

18	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Schedule of Investments (continued)

As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	451,249	CAD	557,097	JPMorgan Chase Bank N.A.	3/18/15	$5,735
USD	468,548	CAD	594,315	JPMorgan Chase Bank N.A.	3/18/15	(6,730)
USD	486,916	CAD	566,556	JPMorgan Chase Bank N.A.	3/18/15	33,837
USD	639,051	CAD	772,937	JPMorgan Chase Bank N.A.	3/18/15	20,927
USD	669,573	CAD	769,746	JPMorgan Chase Bank N.A.	3/18/15	54,001
USD	690,074	CAD	830,004	JPMorgan Chase Bank N.A.	3/18/15	26,313
USD	773,364	CAD	965,481	JPMorgan Chase Bank N.A.	3/18/15	1,262
USD	855,431	CAD	993,101	JPMorgan Chase Bank N.A.	3/18/15	61,241
USD	907,082	CAD	1,088,289	JPMorgan Chase Bank N.A.	3/18/15	36,769
USD	926,468	CAD	1,105,092	JPMorgan Chase Bank N.A.	3/18/15	42,718
USD	940,186	CAD	1,184,843	JPMorgan Chase Bank N.A.	3/18/15	(7,342)
USD	980,000	CAD	1,137,707	JPMorgan Chase Bank N.A.	3/18/15	70,167
USD	980,000	CAD	1,170,885	JPMorgan Chase Bank N.A.	3/18/15	43,634
USD	1,208,082	CAD	1,411,607	JPMorgan Chase Bank N.A.	3/18/15	79,209
USD	1,218,833	CAD	1,516,683	JPMorgan Chase Bank N.A.	3/18/15	5,930
USD	1,770	EUR	1,555	JPMorgan Chase Bank N.A.	3/18/15	30
USD	2,887	EUR	2,492	JPMorgan Chase Bank N.A.	3/18/15	97
USD	2,973	EUR	2,626	JPMorgan Chase Bank N.A.	3/18/15	34
USD	22,626	EUR	19,767	JPMorgan Chase Bank N.A.	3/18/15	500
USD	22,933	EUR	20,253	JPMorgan Chase Bank N.A.	3/18/15	263
USD	44,798	EUR	36,817	JPMorgan Chase Bank N.A.	3/18/15	3,588
USD	62,111	EUR	49,834	JPMorgan Chase Bank N.A.	3/18/15	6,330
USD	62,539	EUR	50,248	JPMorgan Chase Bank N.A.	3/18/15	6,295
USD	71,198	EUR	60,539	JPMorgan Chase Bank N.A.	3/18/15	3,435
USD	79,170	EUR	65,066	JPMorgan Chase Bank N.A.	3/18/15	6,340
USD	116,053	EUR	95,185	JPMorgan Chase Bank N.A.	3/18/15	9,510
USD	127,516	EUR	111,446	JPMorgan Chase Bank N.A.	3/18/15	2,772
USD	174,313	EUR	142,089	JPMorgan Chase Bank N.A.	3/18/15	15,270
USD	192,848	EUR	170,984	JPMorgan Chase Bank N.A.	3/18/15	1,462
USD	198,693	EUR	176,115	JPMorgan Chase Bank N.A.	3/18/15	1,564
USD	199,655	EUR	162,014	JPMorgan Chase Bank N.A.	3/18/15	18,309
USD	237,949	EUR	197,587	JPMorgan Chase Bank N.A.	3/18/15	16,785
USD	251,545	EUR	222,291	JPMorgan Chase Bank N.A.	3/18/15	2,730
USD	294,883	EUR	236,930	JPMorgan Chase Bank N.A.	3/18/15	29,681
USD	361,015	EUR	317,685	JPMorgan Chase Bank N.A.	3/18/15	5,422
USD	444,140	EUR	383,080	JPMorgan Chase Bank N.A.	3/18/15	15,349
USD	580,756	EUR	512,009	JPMorgan Chase Bank N.A.	3/18/15	7,652
USD	629,662	EUR	551,390	JPMorgan Chase Bank N.A.	3/18/15	12,478
USD	659,724	EUR	583,051	JPMorgan Chase Bank N.A.	3/18/15	7,101
USD	721,552	EUR	645,024	JPMorgan Chase Bank N.A.	3/18/15	(439)
USD	737,309	EUR	647,651	JPMorgan Chase Bank N.A.	3/18/15	12,377
USD	872,357	EUR	724,383	JPMorgan Chase Bank N.A.	3/18/15	61,537
USD	904,566	EUR	789,385	JPMorgan Chase Bank N.A.	3/18/15	20,988
USD	1,001,564	EUR	816,328	JPMorgan Chase Bank N.A.	3/18/15	87,828

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	19

Schedule of Investments (continued)

As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,003,103	EUR	799,349	JPMorgan Chase Bank N.A.	3/18/15	$108,372
USD	1,066,862	EUR	855,608	JPMorgan Chase Bank N.A.	3/18/15	109,159
USD	1,096,389	EUR	980,000	JPMorgan Chase Bank N.A.	3/18/15	(549)
USD	1,146,038	EUR	1,010,220	JPMorgan Chase Bank N.A.	3/18/15	15,274
USD	1,653,475	EUR	1,427,377	JPMorgan Chase Bank N.A.	3/18/15	55,777
USD	1,302	GBP	858	JPMorgan Chase Bank N.A.	3/18/15	(22)
USD	3,821	GBP	2,514	JPMorgan Chase Bank N.A.	3/18/15	(59)
USD	3,894	GBP	2,508	JPMorgan Chase Bank N.A.	3/18/15	22
USD	3,903	GBP	2,580	JPMorgan Chase Bank N.A.	3/18/15	(80)
USD	4,384	GBP	2,884	JPMorgan Chase Bank N.A.	3/18/15	(68)
USD	8,419	GBP	5,457	JPMorgan Chase Bank N.A.	3/18/15	(4)
USD	20,128	GBP	13,260	JPMorgan Chase Bank N.A.	3/18/15	(340)
USD	61,725	GBP	40,172	JPMorgan Chase Bank N.A.	3/18/15	(286)
USD	73,343	GBP	47,172	JPMorgan Chase Bank N.A.	3/18/15	528
USD	118,671	GBP	76,435	JPMorgan Chase Bank N.A.	3/18/15	684
USD	138,421	GBP	89,961	JPMorgan Chase Bank N.A.	3/18/15	(444)
USD	212,351	GBP	138,480	JPMorgan Chase Bank N.A.	3/18/15	(1,409)
USD	226,606	GBP	144,201	JPMorgan Chase Bank N.A.	3/18/15	4,015
USD	257,751	GBP	163,871	JPMorgan Chase Bank N.A.	3/18/15	4,797
USD	285,693	GBP	189,593	JPMorgan Chase Bank N.A.	3/18/15	(6,967)
USD	298,589	GBP	194,457	JPMorgan Chase Bank N.A.	3/18/15	(1,578)
USD	324,178	GBP	211,490	JPMorgan Chase Bank N.A.	3/18/15	(2,282)
USD	341,548	GBP	219,626	JPMorgan Chase Bank N.A.	3/18/15	2,529
USD	399,638	GBP	265,489	JPMorgan Chase Bank N.A.	3/18/15	(10,176)
USD	509,251	GBP	337,135	JPMorgan Chase Bank N.A.	3/18/15	(11,157)
USD	548,450	GBP	351,538	JPMorgan Chase Bank N.A.	3/18/15	5,809
USD	573,990	GBP	372,037	JPMorgan Chase Bank N.A.	3/18/15	(294)
USD	827,200	GBP	543,863	JPMorgan Chase Bank N.A.	3/18/15	(12,317)
USD	832,905	GBP	544,791	JPMorgan Chase Bank N.A.	3/18/15	(8,045)
USD	924,372	GBP	611,107	JPMorgan Chase Bank N.A.	3/18/15	(18,945)
USD	1,102,658	GBP	728,726	JPMorgan Chase Bank N.A.	3/18/15	(22,218)
USD	1,933,752	GBP	1,261,053	JPMorgan Chase Bank N.A.	3/18/15	(12,834)
USD	56	JPY	6,619	JPMorgan Chase Bank N.A.	3/18/15	—
USD	9,110	JPY	1,085,345	JPMorgan Chase Bank N.A.	3/18/15	35
USD	11,570	JPY	1,378,895	JPMorgan Chase Bank N.A.	3/18/15	40
USD	12,082	JPY	1,439,573	JPMorgan Chase Bank N.A.	3/18/15	44
USD	16,068	JPY	1,924,107	JPMorgan Chase Bank N.A.	3/18/15	(22)
USD	21,523	JPY	2,572,241	JPMorgan Chase Bank N.A.	3/18/15	14
USD	22,395	JPY	2,682,526	JPMorgan Chase Bank N.A.	3/18/15	(36)
USD	22,478	JPY	2,684,423	JPMorgan Chase Bank N.A.	3/18/15	32
USD	37,660	JPY	4,439,796	JPMorgan Chase Bank N.A.	3/18/15	535
USD	39,644	JPY	4,746,739	JPMorgan Chase Bank N.A.	3/18/15	(47)
USD	43,289	JPY	5,169,633	JPMorgan Chase Bank N.A.	3/18/15	61
USD	60,315	JPY	7,239,498	JPMorgan Chase Bank N.A.	3/18/15	(220)

See Notes to Financial Statements.

20	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Schedule of Investments (continued)

As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	74,872	JPY	8,869,857	JPMorgan Chase Bank N.A.	3/18/15	$704
USD	78,032	JPY	9,366,017	JPMorgan Chase Bank N.A.	3/18/15	(285)
USD	89,639	JPY	10,593,279	JPMorgan Chase Bank N.A.	3/18/15	1,060
USD	95,302	JPY	11,304,297	JPMorgan Chase Bank N.A.	3/18/15	777
USD	95,953	JPY	11,488,786	JPMorgan Chase Bank N.A.	3/18/15	(114)
USD	98,102	JPY	11,540,833	JPMorgan Chase Bank N.A.	3/18/15	1,600
USD	136,455	JPY	16,218,758	JPMorgan Chase Bank N.A.	3/18/15	836
USD	163,468	JPY	19,410,987	JPMorgan Chase Bank N.A.	3/18/15	1,157
USD	233,777	JPY	27,762,920	JPMorgan Chase Bank N.A.	3/18/15	1,629
USD	251,650	JPY	30,256,677	JPMorgan Chase Bank N.A.	3/18/15	(1,351)
USD	254,905	JPY	30,672,804	JPMorgan Chase Bank N.A.	3/18/15	(1,575)
USD	320,449	JPY	37,782,305	JPMorgan Chase Bank N.A.	3/18/15	4,521
USD	323,716	JPY	38,061,898	JPMorgan Chase Bank N.A.	3/18/15	5,449
USD	346,213	JPY	41,260,825	JPMorgan Chase Bank N.A.	3/18/15	1,198
USD	394,428	JPY	46,278,443	JPMorgan Chase Bank N.A.	3/18/15	7,456
USD	556,673	JPY	65,476,267	JPMorgan Chase Bank N.A.	3/18/15	9,172
USD	630,792	JPY	73,415,471	JPMorgan Chase Bank N.A.	3/18/15	16,905
USD	697,179	JPY	83,681,218	JPMorgan Chase Bank N.A.	3/18/15	(2,548)
USD	858,889	JPY	102,435,746	JPMorgan Chase Bank N.A.	3/18/15	2,339
USD	901,968	JPY	108,261,619	JPMorgan Chase Bank N.A.	3/18/15	(3,297)
USD	963,932	JPY	115,432,265	JPMorgan Chase Bank N.A.	3/18/15	(1,292)
USD	1,010,221	JPY	119,098,079	JPMorgan Chase Bank N.A.	3/18/15	14,344
USD	1,131,700	JPY	134,511,739	JPMorgan Chase Bank N.A.	3/18/15	6,936
USD	1,343,534	JPY	160,931,714	JPMorgan Chase Bank N.A.	3/18/15	(2,149)
USD	1,419,181	JPY	167,327,189	JPMorgan Chase Bank N.A.	3/18/15	20,020
USD	26	NOK	191	JPMorgan Chase Bank N.A.	3/18/15	2
USD	182	NOK	1,356	JPMorgan Chase Bank N.A.	3/18/15	6
USD	182	NOK	1,396	JPMorgan Chase Bank N.A.	3/18/15	—
USD	942	NOK	7,172	JPMorgan Chase Bank N.A.	3/18/15	7
USD	3,923	NOK	28,348	JPMorgan Chase Bank N.A.	3/18/15	227
USD	9,003	NOK	64,790	JPMorgan Chase Bank N.A.	3/18/15	557
USD	9,817	NOK	73,012	JPMorgan Chase Bank N.A.	3/18/15	298
USD	17,058	NOK	131,064	JPMorgan Chase Bank N.A.	3/18/15	(28)
USD	22,163	NOK	166,450	JPMorgan Chase Bank N.A.	3/18/15	463
USD	44,697	NOK	340,627	JPMorgan Chase Bank N.A.	3/18/15	290
USD	50,926	NOK	391,432	JPMorgan Chase Bank N.A.	3/18/15	(105)
USD	136,364	NOK	1,054,544	JPMorgan Chase Bank N.A.	3/18/15	(1,116)
USD	161,790	NOK	1,229,474	JPMorgan Chase Bank N.A.	3/18/15	1,504
USD	170,788	NOK	1,300,739	JPMorgan Chase Bank N.A.	3/18/15	1,212
USD	176,391	NOK	1,378,799	JPMorgan Chase Bank N.A.	3/18/15	(3,363)
USD	254,492	NOK	1,988,053	JPMorgan Chase Bank N.A.	3/18/15	(4,690)
USD	266,405	NOK	2,005,112	JPMorgan Chase Bank N.A.	3/18/15	5,000
USD	342,608	NOK	2,610,192	JPMorgan Chase Bank N.A.	3/18/15	2,319

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	21

Schedule of Investments (continued)

As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	378,714	NOK	2,957,060	JPMorgan Chase Bank N.A.	3/18/15	$(6,796)
USD	431,908	NOK	3,306,567	JPMorgan Chase Bank N.A.	3/18/15	1,909
USD	573,761	NOK	4,428,765	JPMorgan Chase Bank N.A.	3/18/15	(3,614)
USD	1,324,669	NOK	9,532,718	JPMorgan Chase Bank N.A.	3/18/15	81,895
USD	6,462	NZD	8,721	JPMorgan Chase Bank N.A.	3/18/15	(121)
USD	17,899	NZD	23,207	JPMorgan Chase Bank N.A.	3/18/15	383
USD	23,835	NZD	31,805	JPMorgan Chase Bank N.A.	3/18/15	(171)
USD	45,538	NZD	62,820	JPMorgan Chase Bank N.A.	3/18/15	(1,879)
USD	60,535	NZD	81,739	JPMorgan Chase Bank N.A.	3/18/15	(1,161)
USD	69,438	NZD	90,271	JPMorgan Chase Bank N.A.	3/18/15	1,302
USD	69,566	NZD	96,126	JPMorgan Chase Bank N.A.	3/18/15	(2,990)
USD	74,485	NZD	99,127	JPMorgan Chase Bank N.A.	3/18/15	(336)
USD	91,245	NZD	122,787	JPMorgan Chase Bank N.A.	3/18/15	(1,435)
USD	91,317	NZD	118,622	JPMorgan Chase Bank N.A.	3/18/15	1,781
USD	103,707	NZD	143,224	JPMorgan Chase Bank N.A.	3/18/15	(4,398)
USD	114,891	NZD	150,882	JPMorgan Chase Bank N.A.	3/18/15	1,005
USD	115,578	NZD	155,735	JPMorgan Chase Bank N.A.	3/18/15	(1,971)
USD	342,769	NZD	454,418	JPMorgan Chase Bank N.A.	3/18/15	(225)
USD	407,498	NZD	534,353	JPMorgan Chase Bank N.A.	3/18/15	4,169
USD	804,969	NZD	1,061,849	JPMorgan Chase Bank N.A.	3/18/15	3,487
USD	740	SEK	6,216	JPMorgan Chase Bank N.A.	3/18/15	(6)
USD	1,033	SEK	8,314	JPMorgan Chase Bank N.A.	3/18/15	36
USD	1,036	SEK	8,080	JPMorgan Chase Bank N.A.	3/18/15	66
USD	5,248	SEK	42,721	JPMorgan Chase Bank N.A.	3/18/15	123
USD	26,544	SEK	220,145	JPMorgan Chase Bank N.A.	3/18/15	133
USD	36,779	SEK	308,918	JPMorgan Chase Bank N.A.	3/18/15	(283)
USD	51,425	SEK	387,037	JPMorgan Chase Bank N.A.	3/18/15	4,991
USD	57,393	SEK	461,792	JPMorgan Chase Bank N.A.	3/18/15	1,990
USD	58,768	SEK	458,411	JPMorgan Chase Bank N.A.	3/18/15	3,771
USD	176,727	SEK	1,477,111	JPMorgan Chase Bank N.A.	3/18/15	(487)
USD	409,349	SEK	3,331,994	JPMorgan Chase Bank N.A.	3/18/15	9,599
USD	606,136	SEK	5,065,499	JPMorgan Chase Bank N.A.	3/18/15	(1,516)
USD	980,000	SEK	8,189,985	JPMorgan Chase Bank N.A.	3/18/15	(2,462)
USD	4,341,719	SEK	32,677,081	JPMorgan Chase Bank N.A.	3/18/15	421,345
EUR	45,750	USD	51,885	Goldman Sachs International	3/20/15	(674)
EUR	77,419	USD	88,307	Goldman Sachs International	3/20/15	(1,648)
USD	153,137	EUR	134,375	Goldman Sachs International	3/20/15	2,723
USD	2,297,548	EUR	1,984,611	Goldman Sachs International	3/20/15	76,065
USD	40,603	SEK	339,121	Goldman Sachs International	3/20/15	(83)
USD	450,825	SEK	3,706,596	Goldman Sachs International	3/20/15	6,122
GBP	136,770	USD	211,242	Goldman Sachs International	3/23/15	(129)
USD	1,852,855	GBP	1,204,760	Goldman Sachs International	3/23/15	(6,762)
USD	829,396	EUR	715,675	Bank of America N.A.	4/22/15	27,984
Total						$806,943

See Notes to Financial Statements.

22	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Schedule of Investments (continued)

•	As of February 28, 2015, centrally cleared credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 22 Version 1	1.00%	InterContinental Exchange	6/20/19	USD	1,300	$(10,798)
CDX.NA.HY Series 23 Version 2	5.00%	InterContinental Exchange	12/20/19	USD	565	(17,932)
CDX.NA.IG Series 23 Version 1	1.00%	InterContinental Exchange	12/20/19	USD	10,000	(44,124)
Total						$(72,854)

•	As of February 28, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	9/20/18	USD	215	$37,512	$20,963	$16,549
Anglo American Capital PLC	1.00%	Bank of America N.A.	9/20/19	EUR	400	5,552	8,720	(3,168)
Glencore Finance Canada Ltd.	1.00%	Bank of America N.A.	9/20/19	EUR	400	3,978	11,732	(7,754)
Telefonica SA	1.00%	Barclays Bank PLC	9/20/19	EUR	400	(8,378)	241	(8,619)
Portugal Telecom International Finance BV	5.00%	JPMorgan Chase Bank N.A.	9/20/19	EUR	400	(33,251)	(41,705)	8,454
Freescale Semiconductor Ltd.	5.00%	Barclays Bank PLC	9/20/19	USD	200	(30,822)	(16,261)	(14,561)
Clear Channel Communications, Inc.	5.00%	Deutsche Bank AG	9/20/19	USD	275	88,748	63,287	25,461
MGM Mirage, Inc.	5.00%	Morgan Stanley & Co. International PLC	9/20/19	USD	400	(47,527)	(38,613)	(8,914)
Windstream Corp.	5.00%	Morgan Stanley & Co. International PLC	9/20/19	USD	550	(44,801)	(54,265)	9,464
Telefonica SA	1.00%	Barclays Bank PLC	12/20/19	EUR	750	(14,933)	3,596	(18,529)
iTraxx Financials Series 22 Version 1	1.00%	JPMorgan Chase Bank N.A.	12/20/19	EUR	207	(5,484)	(3,952)	(1,532)
Fiat SpA	5.00%	Bank of America N.A.	3/20/20	EUR	600	(121,961)	(98,629)	(23,332)
Telefonica SA	1.00%	Barclays Bank PLC	3/20/20	EUR	500	(9,422)	(4,575)	(4,847)
Frontier Communications Corp.	5.00%	Bank of America N.A.	3/20/20	USD	500	(53,325)	(42,553)	(10,772)
AK Steel Corp.	5.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	55	540	3,110	(2,570)
Staples, Inc.	1.00%	JPMorgan Chase Bank N.A.	3/20/20	USD	500	19,940	26,264	(6,324)
Total						$(213,634)	$(162,640)	$(50,994)

•	As of February 28, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	12/20/16	B	USD	205	$(24,175)	$(13,087)	$(11,088)
Realogy Group LLC	5.00%	Bank of America N.A.	9/20/19	B	USD	400	44,616	31,614	13,002
Deutsche Telekom International Finance BV	1.00%	Barclays Bank PLC	12/20/19	BBB+	EUR	750	28,594	17,081	11,513
CNH Capital LLC	5.00%	Bank of America N.A.	3/20/20	BB+	EUR	600	122,013	100,249	21,764
Volkswagen International Finance NV	1.00%	Barclays Bank PLC	3/20/20	A	EUR	500	17,568	14,948	2,620
UPC Holding BV	5.00%	JPMorgan Chase Bank N.A.	9/20/21	B	EUR	400	72,938	54,319	18,619
Total							$261,554	$205,124	$56,430

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	23

Schedule of Investments (continued)

•	As of February 28, 2015, OTC total return basket swaps outstanding were as follows[1]:

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short	Morgan Stanley & Co. International PLC	8/08/16	$7,150,091	$871,089	[2]	$8,028,840

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-4051 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The 1-day Federal Funds Rate is the specified benchmark used in determining the variable rate of interest.

[2]	Amount includes $(7,660) of dividends and financing fees.

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of February 28, 2015, expiration date 8/08/16:

	Shares	Value
Reference Entity — Long
ABIOMED, Inc.	6,399	$388,995
Acceleron Pharma, Inc.	7,975	324,024
Agnico-Eagle Mines Ltd.	3,452	110,982
American International Group, Inc.	5,309	293,747
Amicus Therapeutics, Inc.	4,235	37,099
The Bank of New York Mellon Corp.	7,190	281,417
Becton Dickinson & Co.	1,480	217,146
BioDelivery Sciences International, Inc.	14,442	216,558
Carter’s, Inc.	443	39,325
Celladon Corp.	2,498	45,339
Celldex Therapeutics, Inc.	4,952	126,474
Cempra, Inc.	4,039	133,772
Cerner Corp.	5,530	398,492
Chicago Bridge & Iron Co. NV	7,834	361,617
Cigna Corp.	4,681	569,350
CommScope Holding Co., Inc.	4,744	149,436
Crown Castle International Corp.	5,305	457,875
General Motors Co.	9,062	338,103
Gilead Sciences, Inc.	2,811	291,023
Google, Inc., Class A	502	282,440
Halliburton Co.	10,510	451,299
Hologic, Inc.	12,455	403,293
Intercept Pharmaceuticals, Inc.	1,234	273,171
Level 3 Communications, Inc.	8,589	462,604
Liberty Broadband Corp.	7,867	407,983
Liberty Ventures, Series A	15,729	631,991
Life Time Fitness, Inc.	8,743	505,345
Lowe’s Cos., Inc.	3,965	293,767
The Madison Square Garden Co., Class A	4,915	385,090
The Mosaic Co.	5,641	300,440
MPLX LP	2,923	240,271
Netflix, Inc.	1,132	537,598
NorthStar Asset Management Group, Inc.	30,735	745,938
NorthStar Realty Finance Corp.	11,231	215,860
NXP SemiConductor NV	5,989	508,436
Oracle Corp.	7,013	307,310
Pfenex, Inc.	3,921	57,639
Realogy Holdings Corp.	3,055	140,530
Sotheby’s	6,145	270,073
Tenet Healthcare Corp.	9,644	446,517
Tesoro Corp.	3,236	297,194

	Shares	Value
Reference Entity — Long
Teva Pharmaceutical Industries Ltd. — ADR	3,939	$224,602
Time Warner, Inc.	6,081	497,791
TripAdvisor, Inc.	4,557	406,712
United Continental Holdings, Inc.	5,677	370,027
Vail Resorts, Inc.	4,379	384,520
Vulcan Materials Co.	5,528	458,824
Whole Foods Market, Inc.	46	2,599
The Williams Cos., Inc.	11,640	570,826
Total Reference Entity — Long		15,861,464
Reference Entity — Short
Air Methods Corp.	(1,382)	(73,232)
AMETEK, Inc.	(4,799)	(255,019)
Apple Inc.	(1,451)	(186,395)
Bristol-Myers Squibb Co.	(2,757)	(167,956)
Caterpillar, Inc.	(3,654)	(302,917)
Comerica, Inc.	(2,467)	(112,939)
ConAgra Foods, Inc.	(6,291)	(220,059)
Consumer Discretionary Select Sector SPDR ETF	(3,548)	(269,542)
DENTSPLY International, Inc.	(705)	(37,372)
DeVry, Inc.	(1,866)	(68,202)
Energy Select Sector SPDR ETF	(3,203)	(253,101)
Exact Sciences Corp.	(4,348)	(97,700)
Foot Locker, Inc.	(1,398)	(78,526)
The Fresh Market, Inc.	(2,721)	(103,561)
General Electric Co.	(8,721)	(226,659)
HCA Holdings, Inc.	(4,210)	(301,183)
Health Care Select Sector SPDR ETF	(5,858)	(423,182)
Incyte Corp. Ltd.	(1,928)	(165,519)
iShares Nasdaq Biotechnology ETF	(562)	(189,658)
Isis Pharmaceuticals, Inc.	(2,303)	(157,894)
Kellogg Co.	(3,472)	(223,875)
Kraft Foods Group, Inc.	(3,416)	(218,829)
MannKind Corp.	(9,366)	(61,066)
Mattel, Inc.	(11,016)	(289,941)
Nielsen NV	(3,143)	(142,095)
Panera Bread Co., Class A	(1,304)	(210,505)
Post Holdings, Inc.	(1,482)	(73,329)
Powershares QQQ Trust, Series 1	(7,877)	(853,867)
ResMed, Inc.	(557)	(35,849)
Schlumberger Ltd.	(3,222)	(271,164)
Sinclair Broadcast Group, Inc. — Class A	(6,137)	(1168,522)

See Notes to Financial Statements.

24	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Schedule of Investments (continued)

	Shares	Value
Reference Entity — Short
SPDR S&P 500 ETF Trust	(6,064)	$(1,277,442)
Thoratec Corp.	(909)	(37,014)
Viacom, Inc., Class B	(1,908)	(133,446)
Zions Bancorporation	(5,426)	(145,064)
Total Reference Entity — Short		(7,832,624)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$8,028,840

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of February 28, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$7,054,255	—	$7,054,255
Common Stocks[1]	$1,177,261	233,829	$190,697	1,601,787
Corporate Bonds[1]	—	13,386,898	214,500	13,601,398
Floating Rate Loan Interests	—	1,902,414	1,170,016	3,072,430
Investment Companies	25,168,366	—	—	25,168,366
Non-Agency Mortgage-Backed Securities	—	8,741,527	—	8,741,527
Preferred Securities	—	1,942,368	156,600	2,098,968
Taxable Municipal Bonds	—	416,885	—	416,885
U.S. Treasury Obligations	—	753,239	—	753,239
Short-Term Securities	35,122,733	—	—	35,122,733
Liabilities:
Investments Sold Short[1]	—	(1,762,219)	—	(1,762,219)
Unfunded floating rate loan interests[2]	—	—	(4,454)	(4,454)

Total	$61,468,360	$32,669,196	$1,727,359	$95,864,915

[1] See above Schedule of Investments for values in each industry.
[2] Unfunded floating rate loan interests are valued at the unrealized appreciation/depreciation on the commitment.

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	25

Schedule of Investments (concluded)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Credit contracts	—	$127,446	—	$127,446
Equity contracts	$280,550	871,089	—	1,151,639
Foreign currency exchange contracts	—	2,444,099	—	2,444,099
Interest rate contracts	105,132	—	—	105,132
Liabilities:
Credit contracts	—	(194,864)	—	(194,864)
Equity contracts	(113,707)	—	—	(113,707)
Foreign currency exchange contracts	—	(1,637,156)	—	(1,637,156)
Interest rate contracts	(132,520)	—	—	(132,520)

Total	$139,455	$1,610,614	—	$1,750,069

[3]

Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of February 28, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$57,039	—	—	$57,039
Cash pledged for financial futures contracts	144,404	—	—	144,404
Cash held for investments sold short	2,255,956	—	—	2,255,956
Cash pledged for centrally cleared swaps	171,230	—	—	171,230
Cash pledged as collateral for OTC derivatives	725,961	—	—	725,961
Liabilities:
Bank overdraft	—	$(10,730)	—	(10,730)

Total	$3,354,590	$(10,730)	—	$3,343,860

During the six months ended February 28, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2014	$151,404	—	—	—	—	$151,404
Transfers into Level 3	115,150	$116,250	—	$200,475	—	431,875
Transfers out of Level 3	—	—	—	—	—	—
Accrued discounts/premiums	—	4,556	$604	—	—	5,160
Net realized gain (loss)	—	—	—	—	—	—
Net change in unrealized appreciation/depreciation[4,5]	(75,857)	(5,681)	(539)	(43,875)	$(4,454)	(130,406)
Purchases	—	99,375	1,169,951	—	—	1,269,326
Sales	—	—	—	—	—	—
Closing Balance, as of February 28, 2015	$190,697	$214,500	$1,170,016	$156,600	$(4,454)	$1,727,359

Net change in unrealized appreciation/depreciation on investments still held at February 28, 2015[5]	$(75,857)	$(5,681)	$(539)	$(43,875)	$(4,454)	$(130,406)

[4]	Included in the related Net change in unrealized appreciation/depreciation in the Statement of Operations.

[5]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

26	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Statement of Assets and Liabilities

February 28, 2015 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $38,428,355)	$37,340,489
Investments at value — affiliated (cost — $60,180,845)	60,291,099
Cash pledged for financial futures contracts	144,404
Cash held for investments sold short	2,255,956
Cash pledged for centrally cleared swaps	171,230
Cash pledged as collateral for OTC derivatives	725,961
Foreign currency at value (cost — $57,703)	57,039
Variation margin receivable on financial futures contracts	7,490,240
Variation margin receivable on centrally cleared swaps	77,133
Investments sold receivable	962,793
Swap premiums paid	356,124
Unrealized appreciation on forward foreign currency exchange contracts	2,444,099
Unrealized appreciation on OTC swaps	998,535
Capital shares sold receivable	50,000
Interest receivable	304,327
Dividends receivable — unaffiliated	5,011
Dividends receivable — affiliated	1,856
Receivable from Manager	8
Deferred offering costs	124,252
Prepaid expenses	11,814

Total assets	113,812,370

Liabilities
Bank overdraft	10,730
Investments sold short at value (proceeds — $1,772,655)	1,762,219
Variation margin payable on financial futures contracts	6,172,543
Investments purchased payable	1,631,927
Swap premiums received	313,640
Unrealized depreciation on forward foreign currency exchange contracts	1,637,156
Unrealized depreciation on OTC swaps	122,010
Unrealized depreciation on unfunded floating rate loan interests	4,454
Capital shares redeemed payable	1,915
Investment advisory fees payable	112,659
Service and distribution fees payable	141
Other affiliates payable	3,883
Interest expense payable	29,062
Officer’s and Trustees’ fees payable	1,756
Other accrued expenses payable	26,437

Total liabilities	11,830,532

Net Assets	$101,981,838

Net Assets Consist of
Paid-in capital	101,344,082
Distributions in excess of net investment income	(1,148,262)
Accumulated net realized gain	993,185
Net unrealized appreciation/depreciation	792,833

Net Assets	$101,981,838

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	27

Statement of Assets and Liabilities (concluded)

February 28, 2015 (Unaudited)

Net Asset Value
Institutional
Net assets	$101,521,975

Shares outstanding[1]	10,090,218

Net asset value	$10.06

Investor A
Net assets	$342,778

Shares outstanding[1]	34,131

Net asset value	$10.04

Investor C
Net assets	$117,085

Shares outstanding[1]	11,702

Net asset value	$10.01

[1] Unlimited number of shares authorized, $ 0.001 par value.

See Notes to Financial Statements.

28	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Statement of Operations

Six Months Ended February 28, 2015 (Unaudited)

Investment Income
Interest	$839,665
Dividends — unaffiliated	172,923
Dividends — affiliated	6,516
Foreign taxes withheld	(5,031)

Total income	1,014,073

Expenses
Offering	139,658
Investment advisory	968,550
Service and distribution — class specific	813
Administration	24,835
Transfer agent — class specific	370
Registration	2,809
Accounting services	128,401
Custodian	7,610
Professional	69,707
Printing	12,438
Officer and Trustees	3,031
Miscellaneous	21,877

Total expenses excluding dividend expense, stock loan fees and interest expense	1,380,099
Dividend expense	64,637
Stock loan fees	31,334
Interest expense	24,849

Total expenses	1,500,919
Less fees waived by Manager	(220,614)
Less accounting services fees waived	(39,833)
Less transfer agent fees waived — class specific	(34)
Less transfer agent fees reimbursed — class specific	(41)

Total expenses after fees waived and reimbursed	1,240,397

Net investment loss	(226,324)

Realized and Unrealized Gain
Net realized gain (loss) from:
Investments — unaffiliated	(667,368)
Capital gain distributions received from affiliated investment companies	335,315
Options written	(49,829)
Financial futures contracts	1,222,104
Swaps	(961,543)
Foreign currency transactions	1,108,317
Short sales	128,749

1,115,745

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(1,182,205)
Investments — affiliated	(100,883)
Unfunded floating rate loan interests	(4,454)
Options written	15,154
Financial futures contracts	78,515
Swaps	522,356
Foreign currency translations	702,913
Short sales	190,740

222,136

Net realized and unrealized gain	1,337,881

Net Increase in Net Assets Resulting from Operations	$1,111,557

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	29

Statements of Changes in Net Assets

Increase in Net Assets:	Six Months Ended February 28, 2015 (Unaudited)	Period August 7, 2014[1] to August 31, 2014
Operations
Net investment loss	$(226,324)	$(80,803)
Net realized gain	1,115,745	83,363
Net change in unrealized appreciation/depreciation	222,136	570,697

Net increase in net assets resulting from operations	1,111,557	573,257

Distributions to Shareholders From[2]
Net investment income:
Institutional	(896,809)	—
Investor A	(2,216)	—
Investor C	(982)	—
Net realized gain:
Institutional	(164,728)	—
Investor A	(410)	—
Investor C	(193)	—

Decrease in net assets resulting from distributions to shareholders	(1,065,338)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	1,183,874	100,178,488

Net Assets
Total increase in net assets	1,230,093	100,751,745
Beginning of period	100,751,745	—

End of period	$101,981,838	$100,751,745

Distributions in excess of net investment income, end of period	$(1,148,262)	$(21,931)

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

30	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Financial Highlights

	Institutional		Investor A		Investor C
	Six Months Ended February 28, 2015 (Unaudited)	Period August 7, 2014[1] to August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period August 7, 2014[1] to August 31, 2014	Six Months Ended February 28, 2015 (Unaudited)	Period August 7, 2014[1] to August 31, 2014

Per Share Operating Performance
Net asset value, beginning of period	$10.06	$10.00	$10.06	$10.00	$10.05	$10.00

Net investment loss[2]	(0.02)	(0.01)	(0.04)	(0.01)	(0.08)	(0.02)
Net realized and unrealized gain	0.13	0.07	0.13	0.07	0.14	0.07

Net increase from investment operations	0.11	0.06	0.09	0.06	0.06	0.05

Distributions from:[3]
Net investment income	(0.09)	—	(0.09)	—	(0.08)	—
Net realized gain	(0.02)	—	(0.02)	—	(0.02)	—

Total distributions	(0.11)	—	(0.11)	—	(0.10)	—

Net asset value, end of period	$10.06	$10.06	$10.04	$10.06	$10.01	$10.05

Total Return[4,5]
Based on net asset value	1.07%	0.60%	0.86%	0.60%	0.62%	0.50%

Ratios to Average Net Assets[6,7]
Total expenses	3.02%	3.97%[8]	3.38%	4.47%[8]	4.20%	5.20%[8]

Total expenses after fees waived and reimbursed	2.50%	2.43%	2.82%	2.69%	3.59%	3.44%

Total expenses after fees waived and reimbursed and excluding dividend expense, stock loan fees and interest expense	2.25%	2.35%	2.58%	2.60%	3.35%	3.35%

Net investment loss	(0.46)%	(1.22)%	(0.72)%	(1.48)%	(1.55)%	(2.23)%

Supplemental Data
Net assets, end of period (000)	$101,522	$100,549	$343	$102	$117	$101

Portfolio turnover rate	99%	5%	99%	5%	99%	5%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended February 28, 2015 (Unaudited)	Period August 7, 2014[1] to August 31, 2014
Investments in underlying funds[7]	0.42%	0.41%

[7]	Annualized.
[8]

Organization costs and audit expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C Shares would have been 7.04%, 7.51% and 8.27%, respectively.

See Notes to Financial Statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	31

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Multi-Manager Alternative Strategies Fund (the “Fund”) is a series of the Trust and is classified as non-diversified.

The investment objective of the Fund is to seek total return. The Fund seeks to achieve its investment objective by allocating assets to multiple affiliated and unaffiliated investment managers that employ a variety of alternative investment strategies. Each of the affiliated and unaffiliated investment managers generally provides day-to-day management for a portion of the Fund’s assets. The Manager may also manage assets directly.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears certain expenses and may have a conversion privilege as outlined below. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at NAV each business day.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

32	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	33

Notes to Financial Statements (continued)

income for federal income tax purposes. The Fund has elected to treat realized gains (losses) from certain foreign currency exchange contracts as capital gain (loss) for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., financial futures contracts, forward foreign currency exchange contracts, options written, swaps and short sales) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accor-dance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Manager. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or applicable class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Fund may subsequently have to reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury.

34	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

Collateralized Debt Obligations: The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, the Fund may not fully recoup its initial investment in IOs.

Capital Trusts and Trust Preferred Securities: The Fund may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: The Fund may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: The Fund may invest in floating rate loan interests. The floating rate loan interests held by the Fund are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	35

Notes to Financial Statements (continued)

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and Statement of Operations. As of February 28, 2015, the Fund had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Depreciation
LightSquared LP, Delayed Draw Term Loan B	$693,760	$693,760	$693,760	—
LightSquared LP, DIP Term Loan A	$636,289	$636,289	$631,835	$(4,454)

Short Sales: The Fund may enter into short sale transactions in which the Fund sells a security it does not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends or interest received on the security sold short, which is shown as dividend expense and interest expense, respectively, in the Statement of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as stock loan fees in the Statement of Operations. The Fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

4. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Fund invests in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell

36	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Fund as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

For the six months ended February 28, 2015, transactions in options written were as follows:

		Calls			Puts
	Contracts		Premiums Received	Contracts		Premiums Received

Outstanding options, beginning of period	409		$55,073	—		—
Options written	998		217,606	151		$12,112
Options exercised	(257)		(50,401)	—		—
Options expired	(57)		(5,888)	(19)		(1,335)
Options closed	(1,093)		(216,390)	(132)		(10,777)

Outstanding options, end of period	—		—	—		—

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	37

Notes to Financial Statements (continued)

Swaps: The Fund enters into swap agreements in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps – The Fund enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps – The Fund enters into total return swaps to obtain exposure to securities (both long and short) or markets without owning such securities or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (dividends or interest plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments.

The Fund will pay an amount equal to any depreciation on a long position and appreciation on a short position including dividends from such positions. Conversely, the Fund will receive any appreciation on a long position and any depreciation on a short position including dividends from such positions. In addition, the Fund will also pay or receive a variable rate of interest based on the underlying benchmark rate plus or minus a spread (“financing fees”). The benchmark and spread are determined based upon the country and/or currency of each individual underlying position. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying basket of equity securities and financing fees. The agreement allows the Manager to change the composition of the basket of securities by trading in and out of the underlying equity positions at its discretion. The resulting gains or losses are recorded in the Statements of Operations. Certain swaps have no stated expiration and can be terminated by either party at any time.

38	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of February 28, 2015
		Value
	Statement of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities
Interest rate contracts	Net unrealized appreciation/depreciation[1];	$105,132	$132,520
Foreign currency exchange contracts	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	2,444,099	1,637,156
Credit contracts	Unrealized appreciation/depreciation on OTC swaps; Swap premiums paid/received	483,570	508,504
Equity contracts	Net unrealized appreciation/depreciation[1] Unrealized appreciation/depreciation on OTC swaps	1,151,639	113,707
Total		$4,184,440	$2,391,887

[1]

Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported within the Schedule of Investments. Only current day’s variation margin is reported in the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended February 28, 2015
	Net Realized Gain (Loss) from	Net Change in Unrealized Appreciation/Depreciation on
Interest rate contracts:
Financial futures contracts	$ 606,705	$ (58,228)
Swaps	19,020	20,643
Options[2]	7,073	—
Foreign currency exchange contracts:
Foreign currency transactions/translations	1,192,725	637,441
Credit contracts:
Swaps	(78,147)	32,785
Equity contracts:
Financial futures contracts	615,399	136,743
Swaps	(902,416)	468,928
Options[2]	(122,541)	63,510

Total	$ 1,337,818	$1,301,822

[2]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended February 28, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average notional value of contracts — long	$63,383,393
Average notional value of contracts — short	$75,416,155
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$73,811,826
Average amounts sold — in USD	$62,483,982
Options:
Average value of option contracts purchased	$42,242
Average value of option contracts written	$32,614
Credit default swaps:
Average notional value — buy protection	$13,538,768
Average notional value — sell protection	$2,678,912
Total return swaps:
Average notional value	$6,981,393

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	39

Notes to Financial Statements (continued)

With exchange-traded purchased options and futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

As of February 28, 2015, the Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$7,490,240	$6,172,543
Forward foreign currency exchange contracts	2,444,099	1,637,156
Swaps — centrally cleared	77,133	—
Swaps — OTC[1]	1,354,659	435,650

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$11,366,131	$8,245,349
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(7,567,373)	(6,172,543)

Total derivative assets and liabilities subject to an MNA	$3,798,758	$2,072,806

[1]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Statement of Assets and Liabilities.

40	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

As of February 28, 2015, the following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]
Bank of America N.A.	$215,065	$(186,208)	—	—	$28,857
Barclays Bank PLC	49,999	(49,999)	—	—	—
Deutsche Bank AG	126,260	(24,175)	—	—	102,085
Goldman Sachs International	84,910	(9,296)	—	—	75,614
JPMorgan Chase Bank N.A.	2,441,971	(1,683,943)	—	—	758,028
Morgan Stanley & Co. International PLC	880,553	(101,792)	—	—	778,761

Total	$3,798,758	$(2,055,413)	—	—	$1,743,345

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$186,208	$(186,208)	—	—	—
Barclays Bank PLC	67,392	(49,999)	—	—	$17,393
Deutsche Bank AG	24,175	(24,175)	—	—	—
Goldman Sachs International	9,296	(9,296)	—	—	—
JPMorgan Chase Bank N.A.	1,683,943	(1,683,943)	—	—	—
Morgan Stanley & Co. International PLC	101,792	(101,792)	—	—	—

Total	$2,072,806	$(2,055,413)	—	—	$17,393

[2]	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to an MNA.

[3]	Net amount represents the net amount receivable from the counterparty in the event of default.

[4]	Net amount represents the net amount payable due to the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.95%
$1 Billion - $3 Billion	1.83%
$3 Billion - $5 Billion	1.76%
$5 Billion - $10 Billion	1.70%
Greater than $10 Billion	1.66%

The Manager may, at its discretion, voluntarily waive all or a portion of its investment advisory fees including the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is included in fees waived by Manager in the Statement of Operations. For the six months ended February 28, 2015, the amount waived was $432.

In addition, the Manager has contractually agreed to waive the management fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed income mutual funds managed by BlackRock or its affiliates. This amount is included in fees waived by Manager in the Statement of Operations. For the six months ended February 28, 2015, the amount waived was $213,087.

The Manager entered into separate sub-advisory agreements with Benefit Street Partners, LLC (“BSP”), Independence Capital Asset Partners, LLC (“ICA”), LibreMax Capital, LLC (“LMC”), Loeb King Capital Management (“LKC”), MeehanCombs LP (“MCLP”), PEAK6 Advisors LLC (“PEAK”), QMS Capital Management LP (“QMS”), BlackRock International Limited (“BIL”), BlackRock Asset Management North Asia Limited (“BNA”) and BlackRock (Singapore) Limited (“BRS”). BIL, BNA and BRS are each an affiliate of the Manager. The Manager pays BSP, ICA, LMC, LKC, MCLP, PEAK, QMS, BIL, BNA and BRS, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	41

Notes to Financial Statements (continued)

Effective September 30, 2014, the sub-advisory agreement between the Manager and PEAK was terminated due to a change in PEAK’s ownership structure. Effective January 30, 2015, the sub-advisory agreement between the Manager and LKC was terminated due to LKC’s determination to no longer provide investment advisory services to clients. As a result, the investments made with the portion of assets allocated to PEAK and LKC were sold. The proceeds from the sales were reallocated to the Fund’s remaining sub-advisors and the Manager. Effective February 27, 2015 the Manager entered into a sub-advisory agreement with Achievement Asset Management LLC (formerly known as Peak6 Advisors LLC).

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

For the six months ended February 28, 2015, the following table shows the class specific service and distribution fees borne directly by each class of the Fund:

Investor A	Investor C	Total
$257	$556	$813

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended February 28, 2015, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$69	$26	$26	$121

For the six months ended February 28, 2015, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$152	$117	$101	$370

The Manager acts as administrator for the Fund. For these services, the administrator receives an administration fee computed daily and payable monthly based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.05%
$500 Million - $1 Billion	0.04%
Greater than $1 Billion	0.03%

The Manager may, at its discretion, voluntarily waive all or any portion of its administration fees for the Fund, which would be included in administration fees waived in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other Fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows: 2.35% for Institutional, 2.60% for Investor A and 3.35% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to January 1, 2016 unless approved by the Board, including a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Fund.

42	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

These amounts waived or reimbursed are included in fees waived by Manager and expenses reimbursed by Manager, and shown as transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended February 28, 2015, the Manager waived $7,095 of investment advisory fees, which is included in fees waived by Manager.

Class specific expense waivers or reimbursements are as follows:

	Institutional	Investor A	Investor C	Total
Transfer Agent Fees Waived	$2	$11	$21	$34
Transfer Agent Fees Reimbursed	$5	$12	$24	$41

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On February 28, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expires	Fund Level	Institutional	Investor A	Investor C	Total
8/31/2016	$132,006	$3	$15	$15	$132,039
8/31/2017	$7,095	$7	$23	$45	$7,170

For the six months ended February 28, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $48.

For the six months ended February 28, 2015, affiliates received CDSCs relating to transactions in Investor C Shares of $10.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer which is included in officer and trustees in the Statement of Operations.

6. Purchases and Sales:

For the six months ended February 28, 2015, purchases and sales of investments, excluding short-term securities were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$61,833,930	$69,630,247
U.S. Government Securities	$756,291	—

7. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the period ended August 31, 2014.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2015, inclusive of open tax years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	43

Notes to Financial Statements (continued)

As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$98,642,783

Gross unrealized appreciation	$868,860
Gross unrealized depreciation	(1,880,055)

Net unrealized depreciation	$(1,011,195)

8. Bank Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), was a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for a certain individual fund, the Participating Funds, including the Fund, could borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. Effective November 25, 2014, the credit agreement was amended to an aggregate commitment amount of $2.1 billion, of which, the Participating Funds, including the Fund, can borrow up to $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The agreement terminates on April 23, 2015 unless otherwise extended to November 24, 2015 or renewed for a period of 364 days from April 23, 2015. The amended agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended February 28, 2015, the Fund did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a significant portion of its assets in fixed income securities and/or uses derivatives tied to the fixed income markets. See the Schedule of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

44	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended February 28, 2015		Period August 7, 2014[1] to August 31, 2014
Institutional	Shares	Amount	Shares	Amount
Shares sold	95,634	$957,650	9,997,591	$99,976,594
Shares issued in reinvestment of distributions	252	2,499	—	—
Shares redeemed	(3,259)	(32,609)	—	—

Net increase	92,627	$927,540	9,997,591	$99,976,594

Investor A
Shares sold	23,985	$239,729	10,189	$101,894
Shares issued in reinvestment of distributions	158	1,572	—	—
Shares redeemed	(201)	(2,018)	—	—

Net increase	23,942	$239,283	10,189	$101,894

Investor C
Shares sold	1,798	$18,000	10,000	$100,000
Shares issued in reinvestment of distributions	17	170	—	—
Shares redeemed	(113)	(1,119)	—	—

Net increase	1,702	$17,051	10,000	$100,000

Total Net Increase	118,271	$1,183,874	10,017,780	$100,178,488

[1]	Commencement of operations.

At February 28, 2015, shares owned by affiliates of the Fund were as follows:

Institutional	Investor A	Investor C
9,980,000	10,000	10,000

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	45

Disclosure of Sub-Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on February 19-20, 2015 (the “Meeting”) to consider the initial approval of (a) the sub-advisory agreement between BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, and Achievement Asset Management LLC (“Achievement”) with respect to BlackRock Multi-Manager Alternative Strategies Fund (the “Fund”), a series of the Trust (the “Achievement Sub-Advisory Agreement”) and (b) the sub-advisory agreement between the Manager and Ionic Capital Management LLC (“Ionic,” and together with Achievement, the “Sub-Advisors” or individually, a “Sub-Advisor”) (the “Ionic Sub-Advisory Agreement,” and together with the Achievement Sub-Advisory Agreement, the “Sub-Advisory Agreements”). Each Sub-Advisory Agreement was based on the model sub-advisory agreement between the Manager and potential sub-advisors with respect to the Fund previously approved by the Board, but was substantially negotiated by BlackRock with the pertinent Sub-Advisor.

Activities and Composition of the Board

The Board consists of fifteen individuals, fourteen of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

Board Considerations in Approving the Agreements

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-Advisory Agreements. Prior to the Meeting, the Board received materials relating to its consideration of the Sub-Advisory Agreements. The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by each Sub-Advisor, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by each Sub-Advisor in managing the Fund, as well as a description of the capabilities, personnel and services of each Sub-Advisor. The Board also received information concerning BlackRock’s process for selecting and overseeing sub-advisors and was informed that BlackRock had performed due diligence on each of the Sub-Advisors, including a review of portfolio compliance systems and capabilities.

In determining to approve the Sub-Advisory Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Sub-Advisory Agreements. The Board considered all factors it believed relevant with respect to its consideration of the Sub-Advisory Agreements, including, among other factors: (a) the history of each Sub-Advisor; (b) the investment performance of the portfolio management of each Sub-Advisor; (c) possible alternatives to the proposed Sub-Advisory Agreements; (d) the fees to be paid pursuant to the Sub-Advisory Agreements; (e) Blackrock’s compliance and operational oversight of the Fund and the Sub-Advisors; and (f) other factors deemed relevant by the Board Members.

Conclusion

Following discussion, all of the Board Members present at the Meeting, including all of the Independent Board Members present at the Meeting, approved (i) the Achievement Sub-Advisory Agreement between the Manager and Achievement with respect to the Fund and (ii) the Ionic Sub-Advisory Agreement between the Manager and Ionic with respect to the Fund, each for a two-year term beginning on the effective date of the applicable Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

46	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer and Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 19, 2014, Brendan Kyne resigned as a Vice President of the Trust and Jennifer McGovern became a Vice President of the Trust.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Trustees of the Trust and Ronald W. Forbes resigned as a Trustee of the Trust and Co-Chair of the Board. Effective January 1, 2015, Collette Chilton, Barbara G. Novick and Mark Stalnecker were appointed to serve as Trustees of the Trust.

Effective March 1, 2015, Charles Park resigned as Anti-Money Laundering Compliance Officer of the Trust and Fernanda Piedra became Anti-Money Laundering Compliance Officer of the Trust.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	47

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisors Benefit Street Partners, LLC New York, NY 10019	BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286

Legal Counsel Sidley Austin LLP New York, NY 10019	Independence Capital Asset Partners, LLC Denver, CO 80202	BlackRock Asset Management North Asia Limited 2 Queen’s Road Central Hong Kong	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103

Accounting Agent, and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	LibreMax Capital, LLC New York, NY 10022	BlackRock (Singapore) Limited 079912 Singapore	Distributor BlackRock Investments, LLC New York, NY 10022

	MeehanCombs LP Stamford, CT 06902	Achievement Asset Management LLC Chicago, Illinois 60604	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

QMS Capital Management LP Durham, NC 27707

48	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http:// www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRA’s, SEP IRA’s and 403(b) Plans.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015	49

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

50	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	FEBRUARY 28, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

MMAS-2/15-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: May 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: May 1, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: May 1, 2015

4